UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05518
                                                     ---------
                               The RBB Fund, Inc.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     Edward J. Roach, President & Treasurer
                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1112
                                                            ------------

                       Date of fiscal year end: August 31
                                                ---------

                     Date of reporting period: May 31, 2007
                                               ------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.





                                THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                  MAY 31, 2007
                                   (UNAUDITED)



                                                       PAR
                                                      (000)        VALUE
                                                    ---------   ------------

CERTIFICATES OF DEPOSIT--11.6%
DOMESTIC CERTIFICATES OF DEPOSIT--4.9%  Citibank
N.A.
 5.300%, 08/16/07                                   $   5,000   $  5,000,000
 5.305%, 08/27/07                                       6,000      6,000,000
                                                                ------------
                                                                  11,000,000
                                                                ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--6.7%
Banque Nationale de Paris, New York (a)
 5.270%, 10/03/07                                       1,880      1,880,000
 5.310%, 11/20/07                                       3,215      3,215,000
 5.325%, 11/30/07                                       2,950      2,950,000
CreditSuisse, New York (a)
 5.300%, 08/21/07                                       5,000      5,000,000
HBOS Treasury Services PLC (a)
 5.270%, 10/03/07                                       2,095      2,095,000
                                                                ------------
                                                                  15,140,000
                                                                ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $26,140,000)                                              26,140,000
                                                                ------------
COMMERCIAL PAPER--69.5%
ASSET BACKED SECURITIES--21.3%
Beethoven Funding Corp.
 5.250%, 06/15/07                                       1,038      1,035,881
 5.250%, 06/22/07                                       3,956      3,943,885
Charta LLC
 5.250%, 06/28/07                                       4,000      3,984,250
Erasmus Capital Corp.
 5.250%, 06/20/07                                       6,990      6,970,632
Grampian Funding LLC
 5.185%, 11/19/07                                       4,000      3,901,485
Hudson-Thames LLC
 5.240%, 07/06/07                                      11,160     11,103,146
Nieuw Amsterdam Receivables Corp.
 5.150%, 09/27/07                                       5,000      4,915,597
North Sea Funding LLC
 5.250%, 06/20/07                                       8,400      8,376,725
Tango Finance Corp.
 5.240%, 06/25/07                                       2,750      2,740,393
Valcour Bay Capital Co. LLC
 5.310%, 06/11/07                                         800        798,820
                                                                ------------
                                                                  47,770,814
                                                                ------------


                                                       PAR
                                                      (000)        VALUE
                                                    ---------   ------------
BANKS--29.3%
Alliance & Leicester PLC
 5.230%, 07/19/07                                   $   6,000   $  5,958,160
Allied Irish Banks
 5.205%, 08/06/07                                       1,050      1,039,980
Banco Bilbao Vizcaya Argentaria, S.A. (b)
 5.240%, 08/20/07                                       7,000      6,918,489
Bank of America Corp.
 5.230%, 08/13/07                                       2,000      1,978,790
 5.170%, 09/05/07                                       3,000      2,958,640
Depfa Bank Europe PLC (b)
 5.240%, 07/10/07                                       5,200      5,170,481
 5.240%, 08/14/07(b)                                    3,850      3,808,531
DnB NORBank ASA
 5.250%, 06/13/07                                       4,200      4,192,650
Raiffeisen Zentralbank (b)
 5.250%, 08/09/07                                       5,000      4,949,688
 5.250%, 08/22/07                                       6,000      5,928,250
Societe Generale North America, Inc.
 5.195%, 07/23/07                                       1,230      1,220,770
St. George Bank Ltd. (b)
 5.210%, 08/07/07                                         400        396,121
Svenska Handelsbanken AB (b)
 5.245%, 06/22/07                                       4,000      3,987,762
Swedbank Mortgage AB (b)
 5.250%, 06/21/07                                       2,500      2,492,708
UBS Finance Delaware LLC
 5.230%, 07/16/07                                       5,000      4,967,313
 5.230%, 07/24/07                                       5,000      4,961,501
Unicredito Italiano Bank (b)
 5.210%, 08/06/07                                         435        430,845
 5.150%, 08/10/07                                       4,360      4,316,340
                                                                ------------
                                                                  65,677,019
                                                                ------------
CHEMICALS & ALLIED PRODUCTS--2.2%
BASF AG
 5.230%, 08/03/07                                       5,000      4,954,237
                                                                ------------
FINANCE SERVICES--10.1%
CIT Group, Inc.
 5.250%, 06/05/07                                       5,000      4,997,084
 5.270%, 06/07/07                                       6,000      5,994,730
Countrywide Financial Corp.
 5.350%, 06/01/07                                      10,000     10,000,000

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                       PAR
                                                      (000)        VALUE
                                                    ---------   ------------
FINANCE SERVICES--(CONTINUED)
Santander Finance, Inc.
 5.200%, 07/23/07                                   $   1,635   $  1,622,719
                                                                ------------
                                                                  22,614,533
                                                                ------------
METALS & MINING--2.2%
Rio Tinto Limited
 5.270%, 06/20/07                                       5,000      4,986,093
                                                                ------------
SECURITY BROKERS & DEALERS--4.4%
Bear Stearns Co.
 5.230%, 06/07/07                                      10,000      9,991,283
                                                                ------------
TOTAL COMMERCIAL PAPER
  (Cost $155,993,979)                                            155,993,979
                                                                ------------
MUNICIPAL BONDS--0.7%
PENNSYLVANIA--0.7%
Franklin County IDR (Manufacturers & Traders LOC)
 5.370%, 06/01/07                                       1,540      1,540,000
                                                                ------------
TOTAL MUNICIPAL BONDS
(Cost $1,540,000)                                                  1,540,000
                                                                ------------
VARIABLE RATE OBLIGATIONS--13.4%
ASSET BACKED SECURITIES--2.3%
Cullinan Finance Corp. (c)(d)
 5.280%, 06/25/07                                       3,000      2,999,959
 5.280%, 06/25/07(c)(d)                                 1,000        999,987
Racers Trust 2004-6-MM (c)(d)
 5.370%, 06/22/07                                       1,000      1,000,000
                                                                ------------
                                                                   4,999,946
                                                                ------------
BANKS--8.9%
Commonwealth Bank of Australia (b)(c)
 5.355%, 07/31/07                                      10,000     10,002,607
HBOS Treasury Services PLC (b)(c)
 5.416%, 06/25/07                                       8,000      8,000,000
Westpac Banking Corp. New York (b)(c)
 5.400%, 06/11/07                                       2,000      2,000,000
                                                                ------------
                                                                  20,002,607
                                                                ------------
LIFE INSURANCE--2.2%
MetLife Global Funding, Inc. (c)(d)
 5.430%, 06/28/07                                       5,000      5,000,000
                                                                ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $30,002,553)                                              30,002,553
                                                                ------------

                                                       PAR
                                                      (000)        VALUE
                                                    ---------   ------------
MASTER NOTES--3.1%
Morgan Stanley Mortgage Capital, Inc. (c)
 5.483%, 06/01/07                                   $   7,020   $  7,020,000
                                                                ------------
TOTAL MASTER NOTES
  (Cost $7,020,000)                                                7,020,000
                                                                ------------
PURCHASE AGREEMENTS--1.8%
Morgan Stanley & Co., Inc.
 (Tri-Party Agreement dated 05/31/07 to be
 repurchased at $3,931,555 collateralized
 by $4,082,000 U.S. Treasury Note, due 07/15/10,
 Market Value of the collateral is $3,970,684)
 5.080%, 06/01/07                                       3,931      3,931,000
                                                                ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,931,000)                                                3,931,000
                                                                ------------
TOTAL INVESTMENTS AT VALUE--100.1%
  (Cost $224,627,532*)                                           224,627,532
                                                                ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1)%                       (161,095)
                                                                ------------
NET ASSETS (APPLICABLE TO 205,315,116 BEDFORD
 SHARES AND 19,156,568 SANSOM STREET SHARES )--100.0%           $224,466,437
                                                                ============


NET ASSET VALUE, Offering and Redemption Price Per
Bedford Share ($205,312,012 / 205,315,116)                             $1.00
                                                                       =====
NET ASSET VALUE, Offering and Redemption Price Per
Sansom Street Share ($19,154,425 / 19,156,568)                         $1.00
                                                                       =====


*   Aggregate cost is the same for financial reporting and Federal tax purposes.
(a)  Issuer is a U.S. Branch of a foreign domiciled Bank.
(b)  U.S. dollar denominated security issued by foreign domiciled entity.
(c) Variable Rate Obligations -- The interest rate shown is the rate as of May 31, 2007 and the maturity date shown is the next interest rate readjustment date or the maturity date.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
INVESTMENT ABBREVIATIONS
IDR     Industrial Development Revenue
LOC     Letter of Credit

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                            MAY 31, 2007 (UNAUDITED)


                                                                       MARKET
SHARES            DESCRIPTION                                          VALUE
----------        -----------                                       ------------
COMMON STOCK -- 99.5%
--------------------------------------------------------------------------------
                   SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 98.8%
                   -------------------------------------------------------------
 26,900             Associated Banc-Corp                             $   887,969
176,400             Bank of America Corp.                              8,945,244
 46,224             C&F Financial Corp.                                1,979,312
 23,200             Camden National Corp.                                888,560
 68,600             Capital Bank Corp.                                 1,186,094
 31,600             Central Pacific Financial Corp.                    1,072,188
 22,700             Citigroup, Inc.                                    1,236,923
 12,300             Citizens Banking Corp.                               234,192
 37,000             City Holding Co.                                   1,410,070
 35,700             Comerica, Inc.                                     2,243,031
 93,400             Corus Bankshares, Inc.                             1,698,946
 31,481             Dearborn Bancorp, Inc.*                              518,808
 42,600             Financial Institutions, Inc.                         863,076
 40,500             First United Corp.                                   871,560
 37,600             FNB Corp.                                          1,203,576
 19,600             FNB Financial Services Corp.                         283,024
117,300             Fremont General Corp.                              1,554,225
242,400             Greater Bay Bancorp                                6,765,384
294,000             JPMorgan Chase & Co.                              15,238,020
360,400             KeyCorp                                           12,833,844
 13,650             Leesport Financial Corp.                             292,929
 65,197             MainSource Financial Group, Inc.                   1,118,128
176,744             National Bankshares, Inc.                          3,898,973
246,300             National City Corp.                                8,519,517
298,843             Northrim BanCorp, Inc.                             8,032,900
339,600             Oriental Financial Group, Inc.(a)                  4,105,764
372,200             PAB Bankshares, Inc.                               7,414,224
172,900             Pacific Premier Bancorp, Inc.*                     1,760,122
 88,340             Penns Woods Bancorp, Inc.                          3,033,596
  9,900             Pinnacle Financial Partners, Inc.*                   292,545
 50,194             Premier Financial Bancorp                            775,497
226,800             Regions Financial Corp.                            8,089,956
 49,785             Royal Bancshares of Pennsylvania, Inc.,
                      Class A                                          1,051,957
377,310             Sun Bancorp, Inc. (NJ)*                            6,712,345
246,000             U.S. Bancorp                                       8,506,680
 11,700             Umpqua Holdings Corp.                                292,032
102,900             UnionBanCal Corp.                                  6,316,002
 21,395             United Security Bancshares, Inc.                     580,660
238,942             Wachovia Corp.                                    12,948,267
                                                                    ------------
                                                                     145,656,140
                                                                    ------------

                                  SENBANC FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            MAY 31, 2007 (UNAUDITED)


                                                                       MARKET
SHARES            DESCRIPTION                                          VALUE
----------        -----------                                       ------------
                  STATE & NATIONAL BANKS -- 0.7%
                  --------------------------------------------------------------
25,500              Huntington Bancshares, Inc.                    $     572,730
 8,901              Rurban Financial Corp.                               108,637
 8,600              Taylor Capital Group, Inc.                           259,290
 5,000              Virginia Financial Group, Inc.                       110,050
                                                                    ------------
                                                                       1,050,707
                                                                    ------------
TOTAL COMMON STOCK (COST $127,769,207)                               146,706,847
                                                                    ------------


                                                                      MARKET
PRINCIPAL                                                              VALUE
----------                                                         ------------
                  U.S. GOVERNMENT AGENCY OBLIGATION -- 0.2%
                  --------------------------------------------------------------

                    Federal Home Loan Bank Discount Note
$238,000            5.05%, 06/01/07(b)                                   238,000
                                                                    ------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
                    (COST $238,000)                                      238,000
                                                                    ------------
                    TOTAL INVESTMENTS -- 99.7%
                    (COST $128,007,207)**                            146,944,847
                                                                    ------------
                    OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%        505,951
                                                                    ------------
                    NET ASSETS -- 100%                              $147,450,798
                                                                    ============

The percentage shown for each investment category is the value of that category as a percentage of the total net assets of the Fund.

(a)  Incorporated in Puerto Rico.
(b)  Rate shown is the effective yield at purchase.
*    Non-income producing security.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost                                $128,007,207
                                              ------------
Gross appreciation                            $ 21,993,395
Gross depreciation                              (3,055,755)
                                              ------------
Net unrealized appreciation/(depreciation)    $ 18,937,640
                                              ============


For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             SMALL CAP VALUE FUND II
                            Portfolio of Investments
                                  MAY 31, 2007
                                   (UNAUDITED)



                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------

COMMON STOCK--96.8%

BASIC INDUSTRIES--4.4%
  Neenah Paper, Inc.                                   31,675   $  1,387,365
  Olin Corp.                                           35,095        710,323
  Rock-Tenn Co.                                        24,900        869,508
  Ryerson, Inc.                                        34,350      1,302,896
  Schweitzer-Mauduit International, Inc.               20,760        623,630
  Silgan Holdings, Inc.                                68,275      3,940,833
  Spartech Corp.                                       19,020        509,736
  UAP Holding Corp.                                   133,715      3,939,244
                                                                ------------
                                                                  13,283,535
                                                                ------------
CAPITAL GOODS--8.3%
  Actuant Corp., Class A                               10,005        556,578
  Acuity Brands, Inc.                                  24,340      1,477,681
  Brady Corp., Class A                                 43,968      1,632,972
  CIRCOR International, Inc.                           17,010        649,612
  Drew Industries, Inc.*                               84,030      2,830,971
  DRS Technologies, Inc.                               41,301      2,120,806
  Federal Signal Corp.                                 86,545      1,414,145
  Griffon Corp.*                                       32,930        768,586
  Infrasource Services, Inc.*                          43,195      1,563,659
  K&F Industries Holdings, Inc.*                       99,540      2,633,828
  Lennox International, Inc.                           68,945      2,361,366
  LSI Industries, Inc.                                 29,885        456,045
  NN, Inc.                                             47,265        594,594
  Nordson Corp.                                        11,340        589,567
  RBC Bearings, Inc.*                                  41,945      1,619,077
  Rofin-Sinar Technologies, Inc.*                       7,815        527,513
  Trimas Corp.*                                        70,185        880,120
  Washington Group International, Inc.*                16,420      1,379,280
  WD-40 Co.                                            25,760        858,581
                                                                ------------
                                                                  24,914,981
                                                                ------------
COMMUNICATIONS--1.0%
  EarthLink, Inc.*                                    141,135      1,168,598
  United Online, Inc.                                 111,400      1,900,484
                                                                ------------
                                                                   3,069,082
                                                                ------------

                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------

CONSUMER DURABLES--3.6%
  Champion Enterprises, Inc.*                         189,580   $  2,155,524
  Natuzzi S.p.A. - ADR                                 72,940        568,932
  Palm Harbor Homes, Inc.*                             34,803        556,152
  Sealy Corp.                                         185,400      3,068,370
  Tempur-Pedic International, Inc.                     72,530      1,839,361
  Winnebago Industries, Inc.                           85,975      2,665,225
                                                                ------------
                                                                  10,853,564
                                                                ------------
CONSUMER NON-DURABLES--5.9%
  Alliance One International, Inc.*                   157,305      1,511,701
  Brown Shoe Co., Inc.                                 40,422      1,198,108
  Hartmarx Corp.*                                     230,610      1,510,496
  Kellwood Co.                                         28,325        816,043
  Kenneth Cole Products, Inc., Class A                 21,510        537,750
  Matthews International Corp., Class A                49,680      2,196,353
  Nu Skin Enterprises, Inc., Class A                   38,760        679,850
  Oxford Industries, Inc.                              54,630      2,487,304
  Playtex Products, Inc.*                             122,170      1,820,333
  Tupperware Corp.                                     35,675      1,031,364
  Universal Corp.                                      11,085        704,674
  Warnaco Group, Inc., (The)*                          93,160      3,203,772
                                                                ------------
                                                                  17,697,748
                                                                ------------
CONSUMER SERVICES--19.8%
  ACCO Brands Corp.*                                   83,945      2,099,464
  Asbury Automative Group, Inc.                        67,520      1,841,946
  Bowne & Co., Inc.                                    76,190      1,477,324
  CBIZ, Inc.*                                         156,640      1,171,667
  Charming Shoppes, Inc.*                             226,105      2,817,268
  Children's Place Retail Stores, Inc., (The)*         37,265      2,103,982
  Cornell Cos, Inc.*                                   34,915        832,024
  Dress Barn, Inc., (The)*                             67,940      1,568,735
  Ennis, Inc.                                          59,020      1,410,578
  Finish Line, Inc., (The), Class A                    80,050      1,024,640
  FTI Consulting, Inc.*                                69,603      2,580,879
  Gevity HR, Inc.                                     136,800      2,872,800

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------

CONSUMER SERVICES--(CONTINUED)
  Golfsmith International Holdings, Inc.*              61,660   $    429,770
  Group 1 Automotive, Inc.                             35,515      1,498,733
  IKON Office Solutions, Inc.                         133,800      1,949,466
  infoUSA, Inc.                                       135,715      1,449,436
  Journal Communications, Inc., Class A                47,015        646,456
  Kforce, Inc.*                                        53,666        862,413
  Knoll, Inc.                                          91,020      2,202,684
  Lithia Motors, Inc., Class A                         32,095        862,714
  Live Nation, Inc.*                                   91,745      2,055,088
  MAXIMUS, Inc.                                        65,235      2,819,457
  Mothers Work, Inc.*                                  21,345        796,809
  MPS Group, Inc.*                                    100,865      1,386,894
  Performance Food Group Co.*                          71,275      2,530,262
  PetMed Express, Inc.*                                71,696        925,595
  Restoration Hardware, Inc.*                         192,989      1,208,111
  Schawk, Inc.                                         62,995      1,284,468
  Scholastic Corp.*                                    80,275      2,550,337
  School Specialty, Inc.*                              18,590        649,535
  Spherion Corp.*                                      84,945        836,708
  Standard Parking Corp.*                              52,400      1,922,032
  Steiner Leisure Ltd.*                                21,840      1,090,253
  Tetra Tech, Inc.*                                    64,850      1,430,591
  Universal Technical Institute, Inc.*                 57,460      1,356,631
  Valassis Communications, Inc.*                       42,930        768,876
  Watson Wyatt Worldwide, Inc., Class A                41,580      2,144,281
  World Fuel Services Corp.                            46,030      1,883,087
                                                                ------------
                                                                  59,341,994
                                                                ------------
ENERGY--4.2%
  Berry Petroleum Co.                                  28,425      1,035,523
  Bristow Group, Inc.*                                 54,100      2,664,966
  Compton Petroleum Corp*                             120,295      1,406,249
  Comstock Resources, Inc.*                            52,605      1,597,088
  LDK Solar Co. Ltd. - ADR                                555         14,985
  Newpark Resources, Inc.*                            205,390      1,620,527
  Petrohawk Energy Corp.*                              64,860      1,057,218
  Rosetta Resources, Inc.*                             41,680      1,016,575



                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------

ENERGY--(CONTINUED)
  Swift Energy Co.*                                    51,015   $  2,195,175
                                                                ------------
                                                                  12,608,306
                                                                ------------
FINANCE--21.2%
  Advanta Corp., Class B                               64,495      3,241,519
  American Equity Investment Life Holding Co.         102,985      1,234,790
  American Home Mortgage Investment Corp.             176,315      3,850,720
  Amerisafe, Inc.*                                     97,395      1,800,834
  Apollo Investment Corp.                              93,530      2,200,761
  Aspen Insurance Holdings Ltd.                        32,945        893,468
  Assured Guaranty Ltd.                               163,145      4,825,829
  BankUnited Financial Corp., Class A                 123,098      2,821,406
  Bristol West Holdings, Inc.                          30,535        673,907
  CNA Surety Corp.*                                    92,130      1,883,137
  Cowen Group., Inc.*                                  75,825      1,351,960
  Federal Agricultural Mortgage Corp., Class C         90,030      2,645,982
  Franklin Bank Corp.*                                 55,940        922,451
  Hanover Insurance Group, Inc., (The)                 15,255        744,291
  Hilb, Rogal & Hobbs Co.                              17,670        766,701
  Horace Mann Educators Corp.                          70,620      1,576,238
  Hub International Ltd.                               71,445      2,952,107
  IndyMac Bancorp, Inc.                               140,220      4,708,588
  Infinity Property & Casualty Corp.                   17,670        933,506
  IPC Holdings Ltd.                                   125,295      3,909,204
  KMG America Corp.*                                  301,865      1,657,239
  Max Re Capital Ltd.                                 147,305      4,184,935
  Navigators Group, Inc., (The)*                       50,115      2,481,194
  Platinum Underwriters Holdings Ltd.                 184,865      6,366,751
  ProAssurance Corp.*                                  38,435      2,172,346
  Quanta Capital Holdings Ltd.*                       160,145        325,094
  RAM Holdings Ltd.*                                   37,430        609,360
  Seabright Insurance Holdings, Inc.*                  29,620        529,902
  State Auto Financial Corp.                           12,288        380,191

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------

FINANCE--(CONTINUED)
  United America Indemnity Ltd., Class A*              41,385   $  1,034,211
                                                                ------------
                                                                  63,678,622
                                                                ------------
HEALTH CARE--12.0%
  Alpharma, Inc., Class A*                             80,445      1,954,813
  Amedisys, Inc.*                                      69,473      2,591,355
  Conmed Corp.*                                        75,025      2,349,033
  Haemonetics Corp.*                                   31,345      1,555,966
  Healthspring, Inc.*                                  95,035      2,320,755
  Home Diagnostics, Inc.*                             128,300      1,429,262
  ICU Medical, Inc.*                                   21,605        867,441
  Kindred Healthcare, Inc.*                            97,890      3,132,480
  LifePoint Hospitals, Inc.*                           93,525      3,796,180
  Magellan Health Services, Inc.*                      18,675        836,640
  Medical Action Industries, Inc.*                     35,585        718,817
  Mentor Corp.                                         35,425      1,432,587
  Obagi Medical Products, Inc.*                       100,785      1,813,122
  Odyssey HealthCare, Inc.*                           111,290      1,443,431
  Option Care, Inc.                                   118,895      1,791,748
  Owens & Minor, Inc.                                  14,920        529,660
  Perrigo Co.                                         117,210      2,292,627
  PRA International*                                   30,180        696,554
  RehabCare Group, Inc.*                               41,315        651,951
  Res-Care, Inc.*                                      34,840        721,188
  Symmetry Medical, Inc.*                             136,380      2,090,705
  Vital Signs, Inc.                                    16,425        955,771
                                                                ------------
                                                                  35,972,086
                                                                ------------
OTHER--5.3%
  Anworth Mortgage Asset Corp.                        112,735      1,051,817
  Ares Capital Corp.                                  100,220      1,857,077
  Ashford Hospitality Trust, Inc.                      50,080        621,493
  Capital Lease Funding, Inc.                          90,005      1,005,356
  Friedman, Billings, Ramsey Group, Inc., Class A     508,180      3,186,289
  Gladstone Commercial Corp.                           49,920      1,002,893
  Lexington Realty Trust                               30,050        625,040
  Meruelo Maddux Properties, Inc.*                    145,075      1,196,869
  MFA Mortgage Investments, Inc.                      349,660      2,629,443


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
OTHER--(CONTINUED)
  Origen Financial, Inc.                              175,415   $  1,255,971
  Redwood Trust, Inc.                                  30,675      1,643,873
                                                                ------------
                                                                  16,076,121
                                                                ------------
TECHNOLOGY--10.4%
  Bel Fuse, Inc., Class B                              15,005        544,982
  CIBER, Inc.*                                        122,540      1,091,831
  Electronics For Imaging, Inc.*                      153,305      4,370,726
  Emulex Corp.*                                       103,040      2,286,458
  EnerSys*                                             36,700        665,004
  Gilat Satellite Networks Ltd.*                       96,815        951,691
  Goldleaf Financial Solutions, Inc.*                  97,515        574,363
  Hypercom Corp.*                                      93,195        563,830
  Ikanos Communications, Inc.*                         97,785        698,185
  Imation Corp.                                        33,595      1,273,586
  Insight Enterprises, Inc.*                          144,030      3,191,705
  Keane, Inc.*                                         76,445      1,084,755
  Mercury Computer Systems, Inc.*                      46,365        603,672
  Neoware, Inc.*                                       39,925        484,290
  Open Text Corp.*                                     50,935      1,166,412
  PAR Technology Corp.*                                60,105        558,375
  Paxar Corp.*                                         84,945      2,569,586
  Photronics, Inc.*                                    83,365      1,225,466
  Planar Systems, Inc.*                                45,595        330,564
  Smart Modular Technologies*                         146,050      2,092,897
  Technitrol, Inc.                                    100,060      2,635,580
  Verigy Ltd.*                                         76,940      2,201,253
                                                                ------------
                                                                  31,165,211
                                                                ------------
TRANSPORTATION--0.7%
  Quality Distribution, Inc.*                          46,190        465,133
  Quintana Maritime Ltd.                              109,815      1,717,507
                                                                ------------
                                                                   2,182,640
                                                                ------------
TOTAL COMMON STOCK
(Cost $225,481,306)                                              290,843,890
                                                                ------------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)



                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------

SHORT-TERM INVESTMENTS--4.4%

PNC Bank Money Market Deposit Account
 5.280% 06/01/07                                   13,223,705   $ 13,223,705
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,223,705)                                                13,223,705
                                                                ------------
TOTAL INVESTMENTS--101.2%
(COST $238,705,011)**                                            304,067,595
                                                                ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.2)%                     (3,746,242)
                                                                ------------
NET ASSETS--100.0%                                              $300,321,353
                                                                ============

ADR  -- American Depository Receipt.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
*    --- Non-income Producing
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

     Aggregate cost                                        $238,705,011
                                                           -----------
     Gross unrealized appreciation                          $72,838,088
     Gross unrealized depreciation                           (7,465,504)
                                                             ----------
     Net unrealized appreciation                            $65,362,584
                                                            ===========

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                            Portfolio of Investments
                                  MAY 31, 2007
                                   (UNAUDITED)





                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------

LONG POSITIONS--112.4%

DOMESTIC COMMON STOCK--98.5%

BASIC INDUSTRIES--1.7%
  Graphic Packaging Corp.*                            405,900   $  2,005,146
                                                                ------------
CAPITAL GOODS--8.1%
  Dynamics Research Corp. +*                           54,152        708,850
  Graham Corp.                                         10,740        185,265
  KHD Humboldt Wedag International Ltd. +              86,914      4,943,668
  LSB Industries, Inc.                                 35,490        731,094
  Preformed Line Products Co. +                        16,285        825,975
  TurboSonic Technologies, Inc.*                      286,798        321,214
  WD-40 Co. +                                          58,530      1,950,805
                                                                ------------
                                                                   9,666,871
                                                                ------------
COMMUNICATIONS--2.7%
  Check Point Software Technologies Ltd. +*            44,400      1,037,184
  Optio Software, Inc.*                               157,560        207,979
  Progress Software Corp. +*                           50,500      1,659,430
  Quepasa Corp.*                                       34,915        179,463
  Varsity Group, Inc.*                                151,600        156,148
                                                                ------------
                                                                   3,240,204
                                                                ------------
CONSUMER DURABLES--4.3%
  Chromcraft Revington, Inc.*                          29,180        220,309
  Comstock Homebuilding Cos., Inc. +*                 254,300        801,045
  Crown Crafts, Inc.*                                  29,608        127,907
  Natuzzi S.p.A. - ADR                                 78,520        612,456
  Strattec Security Corp. +*                           11,176        532,089
  Toll Brothers, Inc. +*                               80,000      2,346,400
  Wescast Industries, Inc.                             29,200        469,390
                                                                ------------
                                                                   5,109,596
                                                                ------------
CONSUMER NON-DURABLES--9.8%
  CCA Industries, Inc.                                 85,073        782,672
  Escalade, Inc. +                                     58,320        554,040
  Female Health Co., (The)*                           100,077        241,186
  Hines Horticulture, Inc. +*                         446,739        486,945


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------

CONSUMER NON-DURABLES--(CONTINUED)
  Loews Corp. +                                        58,400   $  2,980,152
  Loews Corp. - Carolina Group +                       14,985      1,165,084
  Matthews International Corp., Class A +              27,735      1,226,164
  Natrol, Inc.*                                       189,992        611,774
  Nestle S.A. +                                        13,700      1,333,163
  Overhill Farms, Inc.*                                97,020        556,895
  Tandy Brand Accessories, Inc.                        58,266        692,200
  Tefron Ltd.                                         116,185      1,090,977
                                                                ------------
                                                                  11,721,252
                                                                ------------
CONSUMER SERVICES--7.7%
  Coinstar, Inc. +*                                    35,795      1,130,764
  Cornell Cos, Inc. +*                                 62,200      1,482,226
  Ennis, Inc. +                                        50,765      1,213,284
  Global Traffic Network, Inc.*                        57,200        375,232
  Gmarket, Inc. - ADR +*                               70,145      1,376,947
  Ituran Location and Control Ltd.                     84,345      1,174,926
  New Frontier Media, Inc. +                           90,240        796,819
  Premier Exhibitions, Inc.*                           20,500        286,590
  Shutterly, Inc.*                                     12,875        240,891
  Talbots, Inc., (The) +                               41,600        904,800
  Thermoenergy Corp.*                                 138,281        165,937
  TRM Corp.*                                           91,455        129,866
                                                                ------------
                                                                   9,278,282
                                                                ------------
ENERGY--1.0%
  Bristow Group, Inc. +*                               16,160        796,042
  Conrad Industries, Inc.*                             29,480        384,714
  LDK Solar Co. ltd. - ADR                                 95          2,566
  Particle Drilling Technologies*                      34,700         91,608
                                                                ------------
                                                                   1,274,930
                                                                ------------
FINANCE--24.5%
  Aegon N.V. +                                         76,900      1,572,605
  AMBAC Financial Group, Inc. +                        21,200      1,899,732
  American International Group, Inc. +                 43,345      3,135,577
  Citigroup, Inc. +                                    45,140      2,459,679
  Commerce Group, Inc., (The) +                        20,950        714,186

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------

FINANCE--(CONTINUED)
  Federal Agricultural Mortgage Corp., Class C +       43,340   $  1,273,763
  IndyMac Bancorp, Inc. +                              74,500      2,501,710
  Investors Title Co. +                                 8,030        394,273
  IPC Holdings Ltd. +                                  46,800      1,460,160
  Legg Mason, Inc. +                                   18,300      1,848,849
  MBIA, Inc. +                                         41,600      2,768,480
  MGIC Investment Corp. +                              24,870      1,616,550
  PartnerRe Ltd. +                                     15,400      1,182,720
  Platinum Underwriters Holdings Ltd. +                27,580        949,855
  PMI Group, Inc., (The) +                             25,825      1,276,788
  Quanta Capital Holdings Ltd.*                       135,125        274,304
  RenaissanceRe Holdings Ltd. +                        22,200      1,302,918
  Torchmark Corp. +                                    14,650      1,027,111
  United Capital Corp. +*                              24,630        767,224
  Wesco Financial Corp. +                               1,975        851,225
                                                                ------------
                                                                  29,277,709
                                                                ------------
HEALTH CARE--21.1%
  Albany Molecular Research, Inc.*                     85,200      1,212,396
  Alpha Pro Tech Ltd.*                                479,110      1,269,642
  American BIO Medica Corp.*                          357,475        393,223
  American Dental Partners, Inc. +*                    65,332      1,686,872
  American Physicians Service Group, Inc. +            23,150        399,106
  Amgen, Inc.*                                         15,940        897,900
  E-Z-Em, Inc.*                                        50,678        865,580
  Health Grades, Inc.*                                170,980      1,097,692
  Hi-Tech Pharmacal Co., Inc.*                         80,919        954,844
  Home Diagnostics, Inc.*                             129,050      1,437,617
  Ilinc Communications, Inc.                           98,685         72,040
  Johnson & Johnson +                                  42,900      2,714,283
  Matrixx Initiatives, Inc.*                           35,655        713,457
  Medecision, Inc.                                     53,495        278,709
  MTS Medication Technologies +*                      105,705      1,377,336
  Orthofix International N.V. +*                       26,221      1,239,991
  Pfizer, Inc. +                                      131,835      3,624,144
  Pharsight Corp.*                                    138,575        256,364
  PHC, Inc., Class A*                                 571,000      1,884,300
  Sanofi-Aventis - ADR +                               32,000      1,539,200


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------

HEALTH CARE--(CONTINUED)
  Unilens Vision, Inc.                                113,802   $    419,929
  Vital Signs, Inc. +                                  14,815        862,085
                                                                ------------
                                                                  25,196,710
                                                                ------------
TECHNOLOGY--16.9%
  Accenture Ltd., Class A +                            24,345        996,684
  Bel Fuse, Inc., Class A +                            50,261      1,909,415
  CAM Commerce Solutions, Inc. +                       47,258      1,315,663
  Communications Systems, Inc.                         14,690        145,137
  DSP Group, Inc.*                                     24,400        531,676
  Efuture Information Technology, Inc.*                19,440        306,375
  Electronic Clearing House, Inc. +*                   93,268      1,146,264
  Electronics For Imaging, Inc. +*                     64,100      1,827,491
  Emulex Corp. +*                                      81,870      1,816,695
  Innerworkings, Inc.                                  18,654        247,911
  Lawson Software, Inc.*                               92,500        849,150
  Mamma.Com, Inc.*                                     97,928        410,318
  McAfee, Inc. +*                                      38,960      1,432,170
  Neoware, Inc.*                                       50,200        608,926
  NU Horizons Electronics Corp. +*                    115,501      1,397,562
  OmniVision Technologies, Inc.*                       41,700        675,540
  Optical Cable Corp. +*                               39,260        207,685
  Planar Systems, Inc.*                                27,265        197,671
  Quest Software, Inc. +*                              27,910        480,610
  Radyne Corp.                                         39,500        366,560
  Richardson Electronics Ltd.                          80,190        765,814
  Sigmatel, Inc.*                                      42,900        141,570
  Syntax-Brillian Corp.*                               80,332        486,812
  Telular Corp.                                        82,244        338,023
  Tier Technologies, Inc., Class B +*                 173,780      1,603,990
                                                                ------------
                                                                  20,205,712
                                                                ------------
UTILITIES--0.7%
  Maine & Maritimes Corp.*                             30,255        822,331
                                                                ------------
TOTAL DOMESTIC COMMON STOCK
(Cost $102,140,317)                                              117,798,743
                                                                ------------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------

WARRANTS--0.2%


CONSUMER SERVICES--0.2%
  Endeavor Acquisition Corp.*                          40,150   $    210,386
                                                                ------------
TOTAL WARRANTS
(Cost $117,848)                                                      210,386
                                                                ------------
SHORT-TERM INVESTMENTS--13.7%

SHORT-TERM INVESTMENTS--13.7%
  PNC Bank Money Market Deposit Account
  5.28% 06/01/07                                   16,448,688     16,448,688
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,448,688)                                                16,448,688
                                                                ------------
TOTAL LONG POSITIONS--112.4%
(COST $118,706,853)**                                            134,457,817
                                                                ------------

SECURITIES SOLD SHORT--(62.6%)


BASIC INDUSTRIES--(1.5%)
  Allegheny Technologies, Inc.                         (4,800)      (554,832)
  Carpenter Technology Corp.                           (4,400)      (583,308)
  Ethanex Energy, Inc.*                               (12,580)        (9,058)
  Hybrid Technologies, Inc.*                          (41,422)      (165,688)
  Titanium Metals Corp.                               (12,835)      (444,091)
  Uranium Energy Corp.*                                (1,915)        (9,096)
                                                                ------------
                                                                  (1,766,073)
                                                                ------------
CAPITAL GOODS--(5.4%)
  Altair Nanotechnologies, Inc.*                      (78,235)      (247,223)
  Ceradyne, Inc.*                                     (13,905)      (939,561)
  Cummins, Inc.                                        (9,685)      (912,618)
  Dynamotive Energy Systems*                          (42,618)       (45,601)
  Ionatron, Inc.*                                     (96,070)      (476,507)
  Ladish Co., Inc.*                                    (7,310)      (324,491)
  Layne Christensen Co.*                               (6,665)      (299,992)
  Medefile International, Inc.*                        (1,902)          (371)
  Microvision, Inc.*                                  (79,825)      (442,230)
  Nano-Proprietary, Inc.*                             (21,385)       (26,731)
  Nanophase Technologies Corp.*                       (10,625)       (67,362)
  Research Frontiers, Inc.*                           (28,161)      (294,282)
  Smith & Wesson Holding Corp.*                       (22,875)      (318,649)
  SulphCo, Inc.*                                      (99,171)      (382,800)
  Sun Hydraulics Corp.                                (16,450)      (710,311)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
CAPITAL GOODS--(CONTINUED)
  Titan International, Inc.                           (22,330)  $   (704,288)
  TurboChef Technologies, Inc.*                       (18,233)      (239,582)
                                                                ------------
                                                                  (6,432,599)
                                                                ------------
COMMUNICATIONS--(4.0%)
  Baidu.Com - ADR*                                    (12,395)    (1,743,109)
  Choice One Communications, Inc.*                    (37,790)            (4)
  CTC Communications Group, Inc.*                     (98,900)           (10)
  DigitalFX International, Inc.                          (906)        (3,624)
  Globalstar, Inc                                     (60,347)      (660,800)
  Imergent, Inc.*                                     (38,020)      (908,678)
  Interliant, Inc.*                                      (600)            (1)
  j2 Global Communications, Inc.*                     (14,200)      (473,286)
  Liveperson, Inc.                                    (30,120)      (190,057)
  Quepasa Corp.                                       (34,915)      (179,463)
  Sify Ltd. - ADR*                                    (29,100)      (248,805)
  Terremark Worldwide, Inc.*                          (56,865)      (420,232)
  Zingo, Inc.*                                         (3,035)        (2,126)
                                                                ------------
                                                                  (4,830,195)
                                                                ------------
CONSUMER DURABLES--(0.8%)
  Amerityre Corp.*                                    (41,515)      (199,272)
  Brookfield Homes Corp.*                             (14,555)      (464,450)
  QSound Labs, Inc.*                                  (11,240)       (51,592)
  Raser Technologies, Inc.*                           (26,632)      (191,750)
                                                                ------------
                                                                    (907,064)
                                                                ------------
CONSUMER NON-DURABLES--(11.7%)
  Andersons, Inc., (The)                               (6,245)      (244,180)
  Crocs, Inc.*                                        (33,820)    (2,751,595)
  Force Protection, Inc.*                             (43,400)    (1,246,448)
  Guess?, Inc.                                        (13,475)      (595,595)
  Hansen Natural Corp.*                               (49,935)    (1,987,413)
  Imperial Sugar Co.                                  (68,860)    (1,957,001)
  Javo Beverage Co., Inc.*                            (33,615)       (43,699)
  Jones Soda Co.*                                     (30,520)      (575,302)
  National Beverage Corp.*                            (12,048)      (168,311)
  Seaboard Corp.                                         (300)      (665,400)
  Skins, Inc.*                                        (35,813)       (38,320)
  Star Scientific, Inc.*                             (143,137)      (148,862)

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------

CONSUMER NON-DURABLES--(CONTINUED)
  SunOpta, Inc.*                                      (32,040)  $   (378,713)
  True Religion Apparel, Inc.*                        (34,000)      (638,180)
  Under Armour, Inc., Class A*                        (22,165)    (1,060,152)
  USANA Health Sciences, Inc.*                        (11,800)      (458,784)
  Valence Technology, Inc.*                          (102,015)      (137,720)
  Volcom, Inc.*                                       (21,525)      (936,338)
                                                                ------------
                                                                 (14,032,013)
                                                                ------------
CONSUMER SERVICES--(13.4%)
  Blockbuster, Inc. Class A                          (109,040)      (481,957)
  Blue Nile, Inc.*                                     (8,500)      (488,495)
  CarMax, Inc.*                                       (18,950)      (454,800)
  Citi Trends, Inc.                                   (15,410)      (624,567)
  Concur Technologies, Inc.*                          (34,190)      (681,065)
  CPI Corp.                                            (6,935)      (550,292)
  Document Securities Systems, Inc.*                  (35,840)      (435,098)
  Escala Group, Inc.*                                 (11,466)       (34,742)
  FTD Group, Inc.*                                    (20,250)      (359,032)
  Genius Products, Inc.*                              (95,700)      (277,530)
  GigaMedia Ltd.*                                     (50,000)      (741,000)
  Guitar Center, Inc.*                                (18,700)    (1,002,881)
  Industrial Services of America, Inc.*               (31,043)      (489,859)
  Innerworkings, Inc.                                 (46,489)      (617,839)
  Iron Mountain, Inc.*                                (19,050)      (523,685)
  L-1 Identity Soloutions, Inc.*                      (29,610)      (633,058)
  Loopnet, Inc.*                                      (14,900)      (305,301)
  Medis Technologies Ltd.*                            (27,684)      (404,463)
  Neutron Enterprises, Inc.*                           (3,523)        (4,192)
  Nutri/System, Inc.*                                 (22,240)    (1,457,165)
  Odyssey Marine Exploration, Inc.*                   (57,130)      (377,058)
  PC Mall, Inc.*                                      (40,200)      (493,656)
  PokerTek, Inc.*                                     (18,945)      (236,812)
  Premier Exhibitions, Inc.*                          (62,782)      (877,692)
  Rewards Network, Inc.*                             (107,155)      (418,976)
  Ritchie Bros. Auctioneers, Inc.                      (8,200)      (483,718)
  Satellite Newspapers Corp.*                          (8,615)            (8)
  Shutterly, Inc.*                                    (12,875)      (240,891)
  The9 Ltd. - ADR*                                    (17,470)      (744,921)
  Tween Brands, Inc.*                                 (13,000)      (565,890)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------

CONSUMER SERVICES--(CONTINUED)
  Urban Outfitters, Inc.*                             (24,940)  $   (662,905)
  Voyant International, Inc.*                         (27,730)       (19,966)
  Zumiez, Inc.*                                        (9,510)      (367,086)
                                                                ------------
                                                                 (16,056,600)
                                                                ------------
FINANCE--(2.7%)
  Ezcorp, Inc., Class A*                              (27,345)      (410,995)
  First Marblehead Corp., (The)                       (64,950)    (2,420,037)
  Franklin Credit Management Corp.*                   (29,034)      (140,815)
  Ladenburg Thalmann Financial Services, Inc.*             (1)            (2)
  U.S. Global Investors, Inc., Class A*               (10,975)      (233,548)
                                                                ------------
                                                                  (3,205,397)
                                                                ------------
HEALTH CARE--(4.5%)
  Align Technology, Inc.*                             (48,700)    (1,109,873)
  BSD Medical Corp.*                                  (31,335)      (249,113)
  Conceptus, Inc.*                                    (16,300)      (302,854)
  CPC of America, Inc.*                                (4,745)       (85,410)
  Crucell N.V. - ADR*                                 (13,100)      (302,872)
  Cyberonics, Inc.*                                   (27,870)      (523,399)
  Diversa Corp.                                       (21,100)      (137,361)
  Eclipsys Corp.*                                     (22,145)      (451,315)
  InterMune, Inc.*                                    (11,600)      (308,444)
  Intuitive Surgical, Inc.*                            (2,700)      (371,601)
  Isolagen, Inc.*                                     (18,399)       (83,715)
  Quality Systems, Inc.*                               (9,900)      (405,405)
  ReGeneRx Biopharmaceuticals, Inc.*                   (1,200)        (2,580)
  ThermoGenesis Corp.*                                (67,810)      (183,765)
  Third Wave Technologies, Inc.*                      (65,160)      (379,231)
  Volcano Corp.                                       (23,095)      (467,905)
                                                                ------------
                                                                  (5,364,843)
                                                                ------------
OTHER--0.0%
  Dark Dynamite, Inc.*                                (13,984)          (979)
                                                                ------------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)



                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
TECHNOLOGY--(18.6%)
  American Superconductor Corp.*                      (13,865)  $   (240,419)
  Anadigics Inc.*                                     (29,200)      (367,628)
  ANTS Software, Inc.*                                (49,384)       (81,484)
  Atheros Communications, Inc.                        (10,675)      (310,749)
  Axis Technologies Group, Inc.*                       (9,945)        (5,470)
  Brightpoint, Inc.*                                  (45,295)      (595,176)
  Cambridge Display Technology, Inc.*                 (12,484)       (74,654)
  Ciena Corp.                                         (24,100)      (827,112)
  ConSyGen, Inc.                                         (200)             0
  Convera Corp.*                                      (51,362)      (218,802)
  Efuture Information Technology, Inc.*               (19,440)      (306,374)
  Foldera, Inc.*                                      (19,075)        (9,347)
  Garmin Ltd.                                         (22,040)    (1,417,833)
  Immersion Corp.*                                    (39,000)      (475,410)
  Innovative Card Technologies*                       (15,849)       (74,015)
  Integral Technologies, Inc.*                        (48,665)       (93,924)
  Interactive Intelligence*                           (14,100)      (277,489)
  Intevac, Inc.*                                      (20,200)      (389,658)
  Juniper Networks, Inc.*                             (50,955)    (1,243,812)
  LML Payment Systems, Inc.*                          (21,008)       (65,125)
  Mamma.Com, Inc.                                     (97,928)      (410,318)
  MDI, Inc.                                            (6,880)       (10,939)
  Metalink Ltd.*                                      (45,414)      (265,218)
  Neomagic Corp.*                                      (7,848)       (25,820)
  Nestor, Inc.*                                       (23,200)       (12,064)
  Network Equipment Technologies, Inc.*               (47,500)      (496,375)
  NVE Corp.*                                           (7,605)      (257,201)
  Opsware, Inc.*                                      (53,515)      (484,311)
  Palm, Inc.*                                        (101,055)    (1,646,186)
  ParkerVision, Inc.*                                 (35,407)      (370,357)
  Research In Motion Ltd.*                            (15,000)    (2,491,200)
  Solarfun Power Holdings Co.-Sponsored ADR*          (13,760)      (135,535)
  Super Micro Computer, Inc.*                         (51,400)      (517,084)
  Supertex, Inc.*                                     (33,000)    (1,106,490)
  Syntax-Brillian Corp.                              (148,832)      (901,922)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
TECHNOLOGY--(CONTINUED)
  Telefonaktiebolaget LM Ericsson                     (47,400)  $ (1,800,252)
  Tiger Telematics, Inc.*                             (16,610)           (66)
  Total Systems Services, Inc.                        (19,170)      (636,252)
  Trident Microsystems, Inc.*                         (23,010)      (469,404)
  Universal Display Corp.*                            (23,200)      (362,152)
  USA Technologies, Inc.                              (23,885)      (259,152)
  Volterra Semiconductor Corp.*                       (90,450)    (1,421,874)
  Vyyo, Inc.*                                         (31,318)      (181,957)
  Xybernaut Corp.*                                    (35,000)          (980)
  Xyratex Ltd.*                                       (41,355)      (912,291)
                                                                ------------
                                                                 (22,249,881)
                                                                ------------
TOTAL SECURITIES SOLD SHORT
(Proceeds $67,230,792)                                           (74,845,644)
                                                                ------------
NET INVESTMENTS IN SECURITIES--49.8%
(COST $51,476,061)                                                59,612,173
                                                                ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--50.2%                      59,971,081
                                                                ------------
NET ASSETS--100.0%                                              $119,583,254
                                                                ============

ADR  -- American Depository Receipt.
+ -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*    -- Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                             $118,706,853
                                                                ------------
     Gross unrealized appreciation                              $ 19,465,562
     Gross unrealized depreciation                                (3,714,598)
                                                                ------------
     Net unrealized appreciation                                $ 15,750,964
                                                                ============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                              LARGE CAP VALUE FUND
                            Portfolio of Investments
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
COMMON STOCK--97.9%

BASIC INDUSTRY--0.4%
  PPG Industries, Inc.                                  3,710   $    282,665
                                                                ------------
CAPITAL GOODS--8.1%
  Emerson Electric Co.                                  7,305        353,927
  Honeywell International, Inc.                        14,560        843,170
  Koninklijke (Royal) Philips Electronics N.V.         17,085        724,746
  Lockheed Martin Corp.                                15,205      1,491,610
  Mettler-Toledo International, Inc.*                   1,750        172,025
  Tyco International Ltd.                              21,608        720,843
  United Technologies Corp.                            20,865      1,472,026
                                                                ------------
                                                                   5,778,347
                                                                ------------
COMMUNICATIONS--4.2%
  AT&T, Inc.                                           19,850        820,599
  Telecom Corp. New Zealand Ltd.                       19,060        545,497
  Time Warner Cable, Inc.*                             12,935        496,833
  Vodafone Group PLC - ADR                             20,287        637,621
  Windstream Corp.                                     34,353        515,982
                                                                ------------
                                                                   3,016,532
                                                                ------------
CONSUMER NON-DURABLES--6.6%
  Altria Group, Inc.                                   18,952      1,347,487
  Coca-Cola Co., (The)                                  9,975        528,575
  Loews Corp.                                          16,785        856,539
  Loews Corp. - Carolina Group                          5,035        391,471
  Molson Coors Brewing Co.,
    Class B                                             8,125        744,006
  NIKE, Inc., Class B                                  14,615        829,402
                                                                ------------
                                                                   4,697,480
                                                                ------------
CONSUMER SERVICES--8.7%
  Avis Budget Group, Inc.*                             13,135        397,334
  CBS Corp., Class B                                   15,965        530,996
  Clear Channel Communications, Inc.                   15,995        614,208
  Gannett Co., Inc.                                     5,330        313,511
  Home Depot, Inc., (The)                              23,995        932,686
  Idearc, Inc.                                          7,605        268,076


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
CONSUMER SERVICES--(CONTINUED)
  Liberty Media Holding Capital, Series A*              4,897   $    552,871
  R. R. Donnelley & Sons Co.                           19,550        837,131
  Ross Stores, Inc.                                    14,410        473,224
  Time Warner, Inc.                                    61,286      1,309,682
                                                                ------------
                                                                   6,229,719
                                                                ------------
ENERGY--13.4%
  Anadarko Petroleum Corp.                             25,380      1,260,117
  Chesapeake Energy Corp.                              26,660        929,368
  Chevron Corp.                                        17,616      1,435,528
  ConocoPhillips                                       33,195      2,570,289
  Exxon Mobil Corp.                                    25,414      2,113,682
  Royal Dutch Shell PLC - ADR                           7,485        556,136
  Total SA - ADR                                        9,490        716,020
                                                                ------------
                                                                   9,581,140
                                                                ------------
FINANCE--28.3%
  ACE Ltd.                                             14,684        904,094
  AMBAC Financial Group, Inc.                           3,670        328,869
  American International Group, Inc.                   26,293      1,902,036
  Bank of New York Co., Inc., (The)                    15,505        628,883
  Berkshire Hathaway, Inc.,
    Class B*                                              548      1,986,500
  Citigroup, Inc.                                      50,688      2,761,989
  CNA Financial Corp.                                   8,195        416,470
  Commerce Bancorp, Inc.                               19,255        664,683
  Countrywide Financial Corp.                          18,276        711,667
  Federated Investors, Inc.                            18,270        711,434
  Freddie Mac                                          20,962      1,400,052
  Genworth Financial, Inc., Class A                    15,205        548,900
  JPMorgan Chase & Co.                                 54,410      2,820,070
  Lincoln National Corp.                                7,305        529,612
  MBIA, Inc.                                           17,906      1,191,644
  MGIC Investment Corp.                                 5,035        327,275
  Nationwide Financial
    Services, Inc., Class A                             6,069        375,732
  Radian Group, Inc.                                   10,741        664,868

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                              LARGE CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
FINANCE--(CONTINUED)
  St. Paul Travelers
    Companies, Inc., (The)                             17,714   $    959,567
  State Street Corp.                                    5,065        345,788
                                                                ------------
                                                                  20,180,133
                                                                ------------
HEALTH CARE--9.5%
  Aetna, Inc.                                           8,625        456,521
  Amgen, Inc.*                                          4,045        227,855
  CIGNA Corp.                                           2,695        451,763
  Coventry Health Care, Inc.*                           9,380        559,705
  DaVita, Inc.*                                        12,835        708,877
  Johnson & Johnson                                    13,286        840,605
  Lincare Holdings, Inc.*                               8,870        355,598
  Medco Health Solutions, Inc.*                         5,035        391,522
  Pfizer, Inc.                                         56,817      1,561,899
  Sanofi-Aventis - ADR                                  7,605        365,800
  Wyeth                                                14,515        839,548
                                                                ------------
                                                                   6,759,693
                                                                ------------
TECHNOLOGY--17.1%
  Accenture Ltd., Class A                              10,860        444,608
  Arrow Electronics, Inc.*                             15,405        632,375
  Broadridge Financial
    Solutions, Inc.*                                   26,290        532,110
  CA, Inc.                                             19,650        521,315
  Cadence Design Systems, Inc.*                        16,195        367,788
  CGI Group, Inc.*                                     54,605        590,280
  First Data Corp.                                     28,930        946,011
  Harris Corp.                                         18,590        928,013
  Hewlett-Packard Co.                                  43,103      1,970,238
  Ingram Micro, Inc., Class A*                         21,625        448,070
  International Business Machines Corp.                 8,885        947,141
  McAfee, Inc.*                                        11,355        417,410
  Microsoft Corp.                                      17,319        531,174
  Motorola, Inc.                                       23,600        429,284
  Nokia Oyj - ADR                                      32,090        878,624
  Oracle Corp.*                                        29,385        569,481
  Symantec Corp.*                                      36,255        724,738


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
TECHNOLOGY--(CONTINUED)
  Taiwan Semiconductor Manufacturing Co.,
  Ltd. - ADR                                          31,995    $    349,065
                                                                ------------
                                                                  12,227,725
                                                                ------------
UTILITIES--1.6%
  Ameren Corp.                                          6,890        365,652
  Dominion Resources, Inc.                              4,740        419,916
  DTE Energy Co.                                        6,595        348,744
                                                                ------------
                                                                   1,134,312
                                                                ------------
TOTAL COMMON STOCK
(Cost $57,880,122)                                                69,887,746
                                                                ============

SHORT-TERM INVESTMENTS--2.2%

   PNC Bank Money Market
     Deposit Account
     5.280% 06/01/07                                1,555,434      1,555,434
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,555,434)                                                  1,555,434
                                                                ------------
TOTAL INVESTMENTS--100.1%
(COST $59,435,556)**                                              71,443,180
                                                                ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1)%                       (105,220)
                                                                ------------
NET ASSETS--100.0%                                              $ 71,337,960
                                                                ============

ADR  -- American Depository Receipt.
*    -- Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

     Aggregate cost                                              $59,435,556
                                                                 -----------
     Gross unrealized appreciation                               $12,085,797
     Gross unrealized depreciation                                   (78,173)
                                                                 -----------
     Net unrealized appreciation                                 $12,007,624
                                                                 ===========

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               MID CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
COMMON STOCK--95.6%


BASIC INDUSTRIES--5.7%
  Crown Holdings, Inc.*                                23,945   $    596,949
  Lubrizol Corp., (The)                                10,995        722,592
  Peabody Energy Corp.                                  8,705        470,418
  PPG Industries, Inc.                                  5,700        434,283
  Valspar Corp., (The)                                 23,115        667,792
                                                                ------------
                                                                   2,892,034
                                                                ------------
CAPITAL GOODS--6.3%
  Dover Corp.                                          12,855        643,393
  Ingersoll-Rand Co. Ltd., Class A                      7,360        377,789
  Masco Corp.                                          18,775        567,193
  Stanley Works, (The)                                  9,950        629,138
  Terex Corp.*                                          4,705        398,843
  W.W. Grainger, Inc.                                   6,940        611,067
                                                                ------------
                                                                   3,227,423
                                                                ------------
COMMUNICATIONS--2.0%
  CenturyTel, Inc.                                      4,050        200,151
  Embarq Corp.                                          5,700        366,282
  Windstream Corp.                                     31,200        468,624
                                                                ------------
                                                                   1,035,057
                                                                ------------
CONSUMER DURABLES--1.3%
  BorgWarner, Inc.                                      5,700        479,712
  Sherwin-Williams Co., (The)                           2,695        182,290
                                                                ------------
                                                                     662,002
                                                                ------------
CONSUMER NON-DURABLES--3.9%
  Brunswick Corp.                                       8,915        306,944
  Loews Corp. - Carolina Group                          4,455        346,376
  Mattel, Inc.                                         12,400        347,324
  Scientific Games Corp., Class A*                     19,485        727,570
  VF Corp.                                              2,800        262,584
                                                                ------------
                                                                   1,990,798
                                                                ------------
CONSUMER SERVICES--13.9%
  Best Buy Co., Inc.                                    5,345        258,110
  Burger King Holdings, Inc.                           20,555        526,208
  CBS Corp., Class B                                   21,370        710,766


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
CONSUMER SERVICES--(CONTINUED)
  Dun & Bradstreet Corp., (The)                         3,005   $    300,891
  Expedia, Inc.*                                       18,379        441,647
  Family Dollar Stores, Inc.                           19,695        662,737
  Foot Locker, Inc.                                     7,975        174,972
  Hertz Global Holdings, Inc.*                          9,700        205,446
  Hewitt Associates, Inc., Class A*                    13,370        401,367
  Knoll, Inc.                                          23,005        556,721
  Kroger Co., (The)                                    19,485        590,785
  McGraw-Hill Companies, Inc., (The)                    9,055        636,657
  Meredith Corp.                                       12,540        780,113
  R. R. Donnelley & Sons Co.                           12,335        528,185
  Staples, Inc.                                        12,320        308,739
                                                                ------------
                                                                   7,083,344
                                                                ------------
ENERGY--6.3%
  Anadarko Petroleum Corp.                             17,520        869,868
  Chesapeake Energy Corp.                              19,800        690,228
  Murphy Oil Corp.                                      8,705        513,595
  Pioneer Natural Resources Co.                         8,605        444,190
  Pogo Producing Co.                                   12,750        689,392
                                                                ------------
                                                                   3,207,273
                                                                ------------
FINANCE--22.9%
  Affiliated Managers Group, Inc.*                      2,850        371,070
  AMBAC Financial Group, Inc.                           6,875        616,069
  Assurant, Inc.                                        8,290        492,840
  CNA Financial Corp.                                   7,980        405,544
  Comerica, Inc.                                        7,465        469,026
  Commerce Bancorp, Inc.                               18,000        621,360
  E*TRADE Financial Corp.*                             21,595        517,200
  Everest Re Group Ltd.                                 3,005        322,226
  Federated Investors, Inc.                            11,825        460,466
  First American Corp.                                  7,880        421,974
  Hanover Insurance Group, Inc., (The)                  5,870        286,397
  LandAmerica Financial Group, Inc.                     3,010        278,997
  Lincoln National Corp.                               11,220        813,450

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               MID CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
FINANCE--(CONTINUED)
  Marsh & McLennan Companies, Inc.                     15,860   $    520,684
  MBIA, Inc.                                            8,600        572,330
  Mellon Financial Corp.                               16,160        700,213
  Nationwide Financial Services, Inc., Class A          9,950        616,004
  PMI Group, Inc., (The)                               12,310        608,606
  Radian Group, Inc.                                    8,540        528,626
  SLM Corp.                                            12,260        689,135
  State Street Corp.                                    6,985        476,866
  Student Loan Corp., (The)                             1,540        316,085
  Unum Group                                           19,560        519,122
                                                                ------------
                                                                  11,624,290
                                                                ------------
HEALTH CARE--9.2%
  C.R. Bard, Inc.                                       4,560        384,910
  CIGNA Corp.                                           1,860        311,792
  Coventry Health Care, Inc.*                          14,095        841,049
  DaVita, Inc.*                                        11,920        658,341
  Hospira, Inc.*                                        9,010        358,958
  Kindred Healthcare, Inc.*                             9,950        318,400
  LifePoint Hospitals, Inc.*                           13,285        539,238
  Lincare Holdings, Inc.*                              19,900        797,791
  Mentor Corp.                                         11,215        453,535
                                                                ------------
                                                                   4,664,014
                                                                ------------
OTHER--3.0%
  AvalonBay Communities, Inc.                           2,510        327,279
  Nationwide Health Properties, Inc.                    8,425        261,765
  Prologis                                              4,060        262,520
  SL Green Realty Corp.                                 2,605        364,908
  Ventas, Inc.                                          7,075        299,697
                                                                ------------
                                                                   1,516,169
                                                                ------------
TECHNOLOGY--17.3%
  Accenture Ltd., Class A                               9,920        406,125
  Amdocs Ltd*                                          11,920        463,330
  Arrow Electronics, Inc.*                             17,620        723,301
  Avnet, Inc.*                                         11,195        479,594
  Broadridge Financial Solutions, Inc.*                22,580        457,019


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
TECHNOLOGY--(CONTINUED)
  CA, Inc.                                             17,620   $    467,459
  CACI International, Inc., Class A*                    3,630        187,126
  Comverse Tecnology, Inc.*                            24,150        553,518
  Diebold, Inc.                                         4,870        241,455
  Emulex Corp.*                                        17,620        390,988
  First Data Corp.                                     33,200      1,085,640
  Harris Corp.                                         14,200        708,864
  Ingram Micro, Inc., Class A*                         17,520        363,014
  McAfee, Inc.*                                        18,747        689,140
  SRA International, Inc., Class A*                     7,565        192,075
  Sybase, Inc.*                                         8,960        215,578
  Symantec Corp.*                                      40,410        807,796
  Teradyne, Inc.*                                      20,420        347,548
                                                                ------------
                                                                   8,779,570
                                                                ------------
TRANSPORTATION--1.4%
  Laidlaw International, Inc.                           8,100        277,830
  Norfolk Southern Corp.                                7,465        432,074
                                                                ------------
                                                                     709,904
                                                                ------------
UTILITIES--2.4%
  American Electric Power Co., Inc.                     4,820        229,577
  DTE Energy Co.                                        4,720        249,594
  Edison International                                  4,550        265,128
  Nisource, Inc.                                        9,680        214,993
  Sierra Pacific Resources*                            13,265        251,504
                                                                ------------
                                                                   1,210,796
                                                                ------------
TOTAL COMMON STOCK
(Cost $40,429,446)                                                48,602,674
                                                                ------------
SHORT-TERM INVESTMENTS--4.5%

 PNC Bank Money Market Deposit Account
  5.280%  06/01/07                                  2,293,408      2,293,408
                                                  -----------   ------------

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,293,408)                                                  2,293,408
                                                                ------------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               MID CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                                   VALUE
                                                               -------------
TOTAL INVESTMENTS--100.1%
(COST $42,722,854)**                                            $ 50,896,082
                                                                ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS--(0.1)%                                               (45,064)
                                                                ------------
NET ASSETS--100.0%                                              $ 50,851,018
                                                                ============

*    -- Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:


Aggregate cost                                                   $42,722,854
                                                                 -----------
Gross unrealized appreciation                                    $ 8,258,874
Gross unrealized depreciation                                        (85,646)
                                                                 -----------
Net unrealized appreciation                                      $ 8,173,228
                                                                 ===========

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               ALL-CAP VALUE FUND
                            Portfolio of Investments
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
COMMON STOCK--98.9%


BASIC INDUSTRY--0.5%
  Avery Dennison Corp.                                  1,480   $     96,600
                                                                ------------
CAPITAL GOODS--5.6%
  Aeroflex, Inc.*                                       4,940         69,852
  Dover Corp.                                           4,035        201,952
  Makita Corp. - ADR                                    2,330         97,767
  Parker-Hannifin Corp.                                 1,105        112,003
  Tyco International Ltd.                               9,720        324,259
  United Technologies Corp.                             1,430        100,886
  W.W. Grainger, Inc.                                   2,390        210,439
                                                                ------------
                                                                   1,117,158
                                                                ------------
COMMUNICATIONS--2.7%
  Embarq Corp.                                          2,125        136,553
  Vodafone Group PLC - ADR                             12,838        403,498
                                                                ------------
                                                                     540,051
                                                                ------------
CONSUMER DURABLES--0.9%
  Leggett & Platt, Inc.                                 2,875         70,351
  National Presto Industries, Inc.                      1,625         98,508
                                                                ------------
                                                                     168,859
                                                                ------------
CONSUMER NON-DURABLES--11.9%
  Hasbro, Inc.                                            650         20,898
  Jones Apparel Group, Inc.                             4,435        132,074
  Liz Claiborne, Inc.                                   4,325        150,034
  Loews Corp.                                          20,870      1,064,996
  Mattel, Inc.                                          4,425        123,944
  Nestle S.A. - ADR                                     2,120        206,300
  NIKE, Inc., Class B                                   4,080        231,540
  Oxford Industries, Inc.                               1,255         57,140
  Tupperware Brands Corp.                               8,415        243,278
  VF Corp.                                              1,515        142,077
                                                                ------------
                                                                   2,372,281
                                                                ------------
CONSUMER SERVICES--4.9%
  Clear Channel Communications, Inc.                    2,580         99,072
  Dun & Bradstreet Corp., (The)                         2,460        246,320


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
CONSUMER SERVICES--(CONTINUED)
  Expedia, Inc.*                                        4,399   $    105,708
  IAC/InterActiveCorp*                                  2,585         89,441
  International Speedway Corp., Class A                 1,790         93,796
  Omnicom Group, Inc.                                     925         97,403
  Pacific Sunwear of California, Inc.*                  7,110        141,418
  Rent-A-Center, Inc.*                                  3,715        100,676
                                                                ------------
                                                                     973,834
                                                                ------------
ENERGY--8.3%
  Anadarko Petroleum Corp.                              5,210        258,676
  Apache Corp.                                          1,605        129,604
  Chevron Corp.                                         4,250        346,332
  ConocoPhillips                                        4,911        380,259
  Devon Energy Corp.                                    2,510        192,718
  Pioneer Natural Resources Co.                         3,935        203,125
  Quest Resource Corp.*                                 2,263         19,846
  Quest Resource Corp. 144A ++*                         2,430         21,311
  Royal Dutch Shell PLC - ADR                           1,170         86,931
                                                                ------------
                                                                   1,638,802
                                                                ------------
FINANCE--29.5%
  ACE Ltd.                                             12,450        766,546
  Alleghany Corp.*                                      1,622        606,628
  Allied World Assurance Holdings Ltd. Bermuda          1,295         65,605
  AMBAC Financial Group, Inc.                           1,280        114,701
  American International Group, Inc.                    3,585        259,339
  AON Corp.                                             3,325        142,709
  Aspen Insurance Holdings Ltd.                         2,095         56,816
  Castlepoint Holdings Ltd. 144A ++*                    3,725         58,855
  Citigroup, Inc.                                       3,565        194,257
  Countrywide Financial Corp.                           1,504         58,566
  First American Corp.                                  1,295         69,347
  Flagstone Reinsurance Holdings Ltd.*                 11,455        149,831
  Freddie Mac                                           6,835        456,510

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
FINANCE--(CONTINUED)
  Hanover Insurance Group, Inc., (The)                  4,520   $    220,531
  IndyMac Bancorp, Inc.                                 1,845         61,955
  IPC Holdings Ltd.                                     1,930         60,216
  Marsh & McLennan Companies, Inc.                      4,655        152,824
  MBIA, Inc.                                            7,525        500,789
  Millea Holdings, Inc. - ADR                           1,675         66,849
  National Atlantic Holdings Corp., Class A*            4,005         52,626
  Peoples Choice Financial Corp. 144A ++*               1,465              0
  Platinum Underwriters Holdings Ltd.                   2,910        100,220
  Quanta Capital Holdings Ltd.*                        23,520         47,746
  Radian Group, Inc.                                    3,840        237,696
  RAM Holdings Ltd.*                                    3,635         59,178
  SLM Corp.                                             2,905        163,290
  Solar Capital LLC 144A*                               6,075         91,125
  Specialty Underwriters' Alliance, Inc.*               3,170         25,518
  St. Paul Travelers Companies, Inc., (The)             5,520        299,018
  Unum Group                                            9,046        240,081
  Wesco Financial Corp.                                   185         79,735
  White Mountains Insurance Group Ltd.                    665        399,499
                                                                ------------
                                                                   5,858,606
                                                                ------------
HEALTH CARE--15.4%
  Amgen, Inc.*                                          5,430        305,872
  AstraZeneca PLC - ADR                                 4,265        226,813
  Becton, Dickinson and Co.                             2,490        189,862
  DaVita, Inc.*                                         4,185        231,138
  Johnson & Johnson                                     7,230        457,442
  Lincare Holdings, Inc.*                               5,515        221,096
  Mentor Corp.                                          2,275         92,001
  Pfizer, Inc.                                         22,826        627,487
  Sanofi-Aventis - ADR                                  7,545        362,914
  UnitedHealth Group, Inc.                              2,435        133,365


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
HEALTH CARE--(CONTINUED)
  Wyeth                                                 3,750   $    216,900
                                                                ------------
                                                                   3,064,890
                                                                ------------
OTHER--2.8%
  Annaly Capital Management, Inc. (REIT)               10,710        165,362
  Ashford Hospitality Trust, Inc. (REIT)                4,075         50,571
  CBRE Realty Finance, Inc. (REIT)                      2,350         30,949
  CBRE Realty Finance, Inc. (REIT) 144A ++*             4,520         59,528
  Friedman, Billings, Ramsey Group, Inc., Class A (R   10,270         64,393
  Luminent Mortgage Capital, Inc. (REIT)                3,330         30,303
  Meruelo Maddux Properties, Inc.*                      3,255         26,854
  National Health Investors, Inc. (REIT)                3,595        127,551
  Tac Acquisition Corp.*                                6,900              0
                                                                ------------
                                                                     555,511
                                                                ------------
TECHNOLOGY--14.9%
  Agilysys, Inc.                                        6,795        147,587
  Avnet, Inc.*                                          4,440        190,210
  Bel Fuse, Inc., Class B                               1,415         51,393
  Broadridge Financial Solutions, Inc.*                 4,630         93,711
  Fidelity National Information                         2,300        124,016
  First Data Corp.                                      7,510        245,577
  GSI Group, Inc.*                                      5,625         60,750
  Hewlett-Packard Co.                                   9,720        444,301
  International Business Machines Corp.                 5,795        617,747
  Microsoft Corp.                                      12,080        370,493
  Motorola, Inc.                                       13,210        240,290
  Nokia Oyj - ADR                                       6,110        167,292
  Sybase, Inc.*                                         3,860         92,872
  Symantec Corp.*                                       5,700        113,943
                                                                ------------
                                                                   2,960,182
                                                                ------------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
TRANSPORTATION--0.1%
  Danaos Corp.                                            820   $     26,240
                                                                ------------
UTILITIES--1.4%
  Korea Electric Power Corp. - ADR                     13,020        284,357
                                                                ------------
TOTAL COMMON STOCK
(Cost $16,064,093)                                                19,657,371
                                                                ------------
SHORT-TERM INVESTMENTS--1.4%

PNC Bank Money Market Deposit Account
  5.280% 06/01/07                                     269,299        269,299
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $269,299)                                                      269,299
                                                                ------------
TOTAL INVESTMENTS--100.3%
(COST $16,333,392)                                                19,926,670
                                                                ------------
OPTIONS WRITTEN--(0.5%)

Amgen, Inc. Call Options Expire
    01/19/08 $50.00                                       (18)       (17,100)
  Anadarko Petroleum Corp. Call Options Expire
    08/18/07 $40.00                                       (26)       (26,530)
  Microsoft Corp. Call Options Expire
    08/18/07 $30.00                                       (36)        (9,637)
  Motorola, Inc. Call Options Expire
    07/21/07 $17.50                                       (62)        (6,826)
  Pacific Sunwear of California, Inc.
    Call Options Expire 06/16/07 $20.00                   (43)        (2,150)
  Symantec Corp. Call Options Expire
    07/21/07 $16.50                                       (57)       (20,589)
  Vodaphone Group Call Options Expire
     01/19/08 $30.00                                      (35)        (8,589)
  Vodaphone Group Call Options Expire
    03/22/08 $31.00                                       (35)        (8,036)
                                                                ------------

TOTAL OPTIONS WRITTEN
(Cost $(78,247))                                                     (99,457)
                                                                ------------


                                                                   VALUE
                                                                -------------
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN--99.8%
   (COST $16,255,145)**                                         $ 19,827,213
                                                                ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.2%                           39,516
                                                                ------------
NET ASSETS--100.0%                                              $ 19,866,729
                                                                ============

ADR  -- American Depository Receipt.
REIT -- Real Estate Investment Trust.
144A -- Security was purchased pursuant to Rule 144A under Securities Act of
     1933 and may not be resold subject to that rule except to qualified institutional buyers.
++ -- Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.
*    -- Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost                                                  $16,255,145
                                                                -----------
Gross unrealized appreciation                                   $ 3,848,028
Gross unrealized depreciation                                      (275,960)
                                                                -----------
Net unrealized appreciation                                     $ 3,572,068
                                                                ===========

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                         ROBECO WPG SMALL CAP VALUE FUND
                            Portfolio of Investments
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------

COMMON STOCK--96.9%

BASIC MATERIALS--3.3%
  Methanex Corp.                                       16,000   $    415,360
  Omnova Solutions, Inc.*                              55,300        310,233
  Rogers Corp.*                                         7,800        313,872
  Uranium Resources, Inc.*                             93,977        927,553
                                                                ------------
                                                                   1,967,018
                                                                ------------
COMMERCIAL SERVICES--15.3%
  BearingPoint, Inc.*                                  38,900        287,471
  ICF International, Inc.*                             42,200        777,324
  LECG Corp.*                                          89,900      1,330,520
  Marlin Business Services Corp.*                      31,300        644,467
  MDC Partners, Inc., Class A*                        316,910      2,598,662
  Navigant Consulting, Inc.*                           33,600        700,224
  PeopleSupport, Inc.*                                 68,800        833,168
  Princeton Review, Inc., (The)*                      229,619      1,499,412
  RADWARE Ltd.*                                        19,500        256,815
  WidePoint Corp.*                                    195,900        197,859
                                                                ------------
                                                                   9,125,922
                                                                ------------
CONSUMER CYCLICAL--3.3%
  Genesco, Inc.*                                        5,500        287,925
  Quiksilver, Inc.*                                    59,500        839,545
  Shoe Carnival, Inc.*                                  6,600        193,248
  Tween Brands, Inc.*                                  15,200        661,656
                                                                ------------
                                                                   1,982,374
                                                                ------------
CONSUMER NON-CYCLICAL--9.9%
  Chiquita Brands International, Inc.                  77,000      1,412,180
  Del Monte Foods Co.                                  58,300        702,515
  Jarden Corp.*                                        14,700        626,514
  Libbey, Inc. #                                       51,582      1,156,468
  Lifetime Brands, Inc. #                              96,130      2,024,498
                                                                ------------
                                                                   5,922,175
                                                                ------------
CONSUMER SERVICES--2.9%
  Carrols Restaurant Group, Inc.*                      70,000      1,106,700
  Cheesecake Factory, Inc., (The)*                     10,200        287,844
  Valassis Communications, Inc.*                       20,100        359,991
                                                                ------------
                                                                   1,754,535
                                                                ------------


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
ENERGY--5.4%
  American Oil & Gas, Inc.*                            49,600   $    255,440
  Aurora Oil & Gas Corp.*                             201,300        402,600
  Edge Petroleum Corp. #*                              44,400        642,024
  Geomet, Inc.*                                       136,600      1,084,604
  InterOil Corp. #*                                    17,100        628,425
  Rosetta Resources, Inc. 144A++*                       7,600        185,364
                                                                ------------
                                                                   3,198,457
                                                                ------------
FINANCIAL--28.5%
  AmCOMP, Inc.*                                        12,620        115,978
  Annaly Capital Management, Inc.                      25,800        398,352
  Anworth Mortgage Asset Corp.                         69,400        647,502
  Ashford Hospitality Trust, Inc.                      30,300        376,023
  Aspen Insurance Holdings Ltd.                        15,100        409,512
  Assured Guaranty Ltd.                                26,900        795,702
  Bank Mutual Corp.                                    48,000        567,840
  Berkshire Hills Bancorp, Inc.                        15,100        496,639
  Capital Lease Funding, Inc.                         112,900      1,261,093
  CBRE Realty Finance, Inc.                            51,100        672,987
  Citizens Banking Corp.                               21,000        399,840
  Darwin Professional Underwriters, Inc.*              23,100        545,853
  Dearborn Bancorp, Inc.*                              26,250        432,600
  Employers Holdings, Inc.                                400          8,480
  Endurance Specialty Holdings Ltd.                    10,300        410,249
  Federal Realty Investment Trust                       3,100        274,722
  First Financial Bankshares, Inc.                          1             40
  First State Bancorporation                           13,800        305,256
  Greenlight Capital Re Ltd.*                          12,300        291,510
  Hallmark Financial Services, Inc.*                   73,600        953,856
  Luminent Mortgage Capital, Inc.                     132,800      1,208,480
  MFA Mortgage Investments, Inc.                      106,800        803,136
  MoneyGram International, Inc.                        13,430        391,350
  Newalliance Bancshares, Inc.                         39,900        643,188
  PFF Bancorp, Inc.                                    11,700        351,117
  Sun Communities, Inc.                                48,400      1,497,980
  Superior Bancorp*                                    48,000        489,120
  Synergy Financial Group, Inc.                        44,300        605,138

                             ROBECO INVESTMENT FUNDS
                         ROBECO WPG SMALL CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
FINANCIAL--(CONTINUED)
  Technology Investment Capital Corp.                  30,645   $    527,707
  Westfield Financial, Inc.                            49,700        514,892
  WSFS Financial Corp.                                  9,400        621,152
                                                                ------------
                                                                  17,017,294
                                                                ------------
HEALTH CARE--6.9%
  Dexcom, Inc. #*                                      36,100        236,816
  Flamel Technologies - ADR*                           10,300        286,134
  HealthTronics, Inc.*                                 53,800        258,240
  Lakeland Industries, Inc. #*                         56,914        784,271
  LifePoint Hospitals, Inc.*                           39,400      1,599,246
  Matrixx Initiatives, Inc.*                           16,800        336,168
  The Providence Service Corp.*                        21,800        587,946
                                                                ------------
                                                                   4,088,821
                                                                ------------
INDUSTRIALS--3.7%
  Altra Holdings, Inc.*                                26,600        449,806
  Flanders Corp.*                                      98,700        701,757
  Measurement Specialties, Inc.*                       13,200        262,548
  Trimas Corp.*                                        60,800        762,432
                                                                ------------
                                                                   2,176,543
                                                                ------------
TECHNOLOGY--9.4%
  Axesstel, Inc.*                                     300,760        451,140
  CPI International, Inc.*                             38,750        793,988
  First Consulting Group, Inc.*                        78,300        708,615
  Foundry Networks, Inc.*                              31,200        501,696
  Komag, Inc.*                                         20,400        494,904
  Neoware, Inc. #*                                     87,000      1,055,310
  OmniVision Technologies, Inc. #*                     19,500        315,900
  Rackable Systems, Inc.*                              52,400        635,612
  Transaction Systems Architects, Inc.*                18,500        629,925
                                                                ------------
                                                                   5,587,090
                                                                ------------
TRANSPORT--5.2%
  Double Hull Tankers, Inc.                            45,400        721,860
  JetBlue Airways Corp. #*                             46,000        495,880
  Marten Transport Ltd.*                               29,410        569,378
  Mesa Air Group, Inc.*                               127,900        901,695


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------

TRANSPORT--(CONTINUED)
  Navios Maritime Holdings, Inc.                       38,800   $    407,400
                                                                ------------
                                                                   3,096,213
                                                                ------------
UTILITY--3.1%
  El Paso Electric Co.*                                21,800        593,178
  Great Plains Energy, Inc.                             9,700        301,864
  Hawaiian Electric Industries, Inc.                   10,200        249,900
  UGI Corp.                                            13,100        377,280
  Vectren Corp.                                        11,100        321,456
                                                                ------------
                                                                   1,843,678
                                                                ------------
TOTAL COMMON STOCK
(Cost $51,382,503)                                                57,760,120
                                                                ------------
RIGHTS/WARRANTS--0.7%

TRANSPORT--0.7%
  Navios Maritime Holdings, Inc.
    Expires 12/09/08 $5.00*                            75,620        415,910
                                                                ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                          415,910
                                                                ------------

SHORT-TERM INVESTMENTS--2.4%

Dreyfus Government Cash Management
  5.170% 06/01/07                                   1,427,966      1,427,966
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,427,966)                                                  1,427,966
                                                                ------------
TOTAL INVESTMENTS--100.0%
(COST $52,810,469)**                                              59,603,996
                                                                ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%                            4,062
                                                                ------------
NET ASSETS--100.0%                                              $ 59,608,058
                                                                ============

144A -- Security was purchased pursuant to Rule 144A under Securities Act of
     1933 and may not be resold subject to that rule except to qualified institutional buyers.
#    --- Portion of security out on loan.
++ -- Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.
*    -- Non-income producing.

                             ROBECO INVESTMENT FUNDS
                         ROBECO WPG SMALL CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)


** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost                                                  $52,810,469
                                                                -----------
Gross unrealized appreciation                                   $ 8,561,459
Gross unrealized depreciation                                    (1,767,932)
                                                                -----------
Net unrealized appreciation                                     $ 6,793,527
                                                                ===========

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                        ROBECO WPG LARGE CAP GROWTH FUND
                            Portfolio of Investments
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
COMMON STOCK--99.7%

BASIC MATERIALS--4.4%
  Celanese Corp. Series A                               6,900   $    251,091
  Lyondell Chemical Co.                                13,050        485,069
  United States Steel Corp.                             1,050        118,818
                                                                ------------
                                                                     854,978
                                                                ------------
COMMERCIAL SERVICES--3.6%
  Accenture Ltd., Class A                              12,200        499,468
  Ryder System, Inc.                                    3,850        207,592
                                                                ------------
                                                                     707,060
                                                                ------------
CONSUMER CYCLICAL--11.2%
  AutoZone, Inc.*                                       2,550        328,007
  Goodyear Tire & Rubber Co., (The)*                   14,950        530,276
  J.C. Penney Co., Inc.                                 7,150        575,432
  Kohl's Corp.*                                         5,650        425,558
  Nordstrom, Inc.                                       4,200        218,106
  Wal-Mart Stores, Inc.                                 2,300        109,480
                                                                ------------
                                                                   2,186,859
                                                                ------------
CONSUMER NON-CYCLICAL--6.7%
  Coca-Cola Co., (The)                                  4,900        259,651
  General Mills, Inc.                                   9,000        551,160
  Procter & Gamble Co., (The)                           4,350        276,442
  Safeway, Inc.                                         6,550        225,844
                                                                ------------
                                                                   1,313,097
                                                                ------------
CONSUMER SERVICES--5.6%
  CBS Corp., Class B                                   11,950        397,457
  McGraw-Hill Companies, Inc., (The)                    5,050        355,065
  Yum! Brands, Inc.                                     5,150        348,758
                                                                ------------
                                                                   1,101,280
                                                                ------------
ENERGY--4.3%
  Frontier Oil Corp.                                    6,800        273,768
  Marathon Oil Corp.                                    3,200        396,192
  Transocean, Inc.*                                     1,850        181,744
                                                                ------------
                                                                     851,704
                                                                ------------


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
FINANCIAL--10.9%
  Allstate Corp., (The)                                 2,650   $    162,975
  American Express Co.                                  6,700        435,366
  Ameriprise Financial, Inc.                            1,710        107,474
  General Electric Co.                                  5,950        223,601
  Goldman Sachs Group, Inc., (The)                      2,100        484,722
  JPMorgan Chase & Co.                                  6,100        316,163
  Merrill Lynch & Co, Inc.                              2,300        213,279
  St. Paul Travelers Companies, Inc., (The)             3,650        197,720
                                                                ------------
                                                                   2,141,300
                                                                ------------
HEALTH CARE--16.8%
  AmerisourceBergen Corp.                               2,150        110,123
  AstraZeneca PLC - ADR                                 4,400        233,992
  Becton, Dickinson and Co.                             2,850        217,313
  Express Scripts, Inc.*                                2,900        296,090
  Gilead Sciences, Inc.*                                7,200        595,944
  Humana, Inc.*                                         3,500        217,175
  Johnson & Johnson                                     4,850        306,859
  Kinetic Concepts, Inc.*                               2,750        137,995
  McKesson Corp.                                        6,100        385,093
  UnitedHealth Group, Inc.                              6,150        336,835
  Waters Corp.*                                         7,450        449,235
                                                                ------------
                                                                   3,286,654
                                                                ------------
INDUSTRIALS--3.9%
  Energizer Holdings, Inc.*                             5,850        579,501
  Terex Corp.*                                          2,250        190,733
                                                                ------------
                                                                     770,234
                                                                ------------
TECHNOLOGY--27.3%
  Advanced Micro Devices, Inc.*                         4,050         57,794
  Expedia, Inc.*                                       14,850        356,845
  General Dynamics Corp.                                4,650        373,116
  Google, Inc., Class A*                                  300        149,325
  Hewlett-Packard Co.                                  15,300        699,363
  Intel Corp.                                          29,900        662,883
  International Business Machines Corp.                 5,400        575,640
  Intersil Corp., Class A                               9,650        290,465

                             ROBECO INVESTMENT FUNDS
                        ROBECO WPG LARGE CAP GROWTH FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)

                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
TECHNOLOGY--(CONTINUED)
  Micron Technology, Inc.*                             18,900   $    230,202
  Microsoft Corp.                                      20,050        614,933
  Motorola, Inc.                                       17,300        314,687
  Nokia Oyj - ADR                                      12,950        354,571
  Novell, Inc.*                                        41,050        321,011
  Seagate Technology, Inc.                             16,900        347,971
                                                                ------------
                                                                   5,348,806
                                                                ------------
TELECOMMUNICATIONS--0.9%
  AT&T, Inc.                                            4,050        167,427
                                                                ------------
TRANSPORT--2.6%
  GATX Corp.                                            7,800        401,310
  US Airways Group, Inc.*                               2,800         99,820
                                                                ------------
                                                                     501,130
                                                                ------------
UTILITY--1.5%
  AES Corp., (The)*                                    12,450        295,439
                                                                ------------
TOTAL COMMON STOCK
  (Cost $15,259,706)                                              19,525,968
                                                                ------------
TOTAL INVESTMENTS--99.7%
  (COST $15,259,706)                                              19,525,968
                                                                ------------
OTHER ASSETS IN EXCESS OF LIABILITES--0.3%                            63,985
                                                                ------------
NET ASSETS--100.0%                                              $ 19,589,953
                                                                ============

ADR  -- American Depository Receipt.
*    -- Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost                                                   $15,259,706
                                                                 -----------
Gross unrealized appreciation                                    $ 4,405,049
Gross unrealized depreciation                                       (138,787)
                                                                 -----------
Net unrealized appreciation                                      $ 4,266,262
                                                                 ===========

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                            Portfolio of Investments
                                  MAY 31, 2007
                                   (UNAUDITED)





                            MOODY'S / S&P     PAR (000'S)       VALUE
                           --------------     ----------    -------------

GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS--42.7%

FEDERAL HOME LOAN MORTGAGE CORP.--13.9%
  3.350% 04/01/08(c)            Aaa/AAA       $   570       $   560,936
  5.500% 09/01/19               Aaa/AAA         2,097         2,081,324
  6.000% 01/01/36               Aaa/AAA         2,749         2,748,003
  6.500% 10/01/36               Aaa/AAA         1,475         1,498,255
  6.500% 10/01/36               Aaa/AAA         3,893         3,955,469
  6.000% 01/01/37               Aaa/AAA         4,418         4,416,864
  6.500% 01/01/37               Aaa/AAA         1,639         1,664,832
  5.500% 02/01/37               Nr /NR          1,903         1,858,886
                                                            -----------
                                                             18,784,569
                                                            -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--23.4%
  9.000% 11/01/10               Aaa/AAA            28            29,889
  6.500% 12/01/14               Aaa/AAA           336           343,048
  5.000% 02/13/17               Aaa/AAA         6,665         6,533,506
  5.000% 05/01/20               Aaa/AAA         1,094         1,066,566
  5.000% 06/01/20               Aaa/AAA           561           546,594
  5.000% 04/01/22               Aaa/AAA         4,587         4,471,793
  7.500% 02/01/31               Aaa/AAA            22            22,544
  7.500% 02/01/31               Aaa/AAA            23            23,527
  7.500% 02/01/31               Aaa/AAA            14            14,329
  5.500% 07/01/34               Aaa/AAA         3,758         3,669,133
  5.000% 03/01/36               Aaa/AAA        10,564        10,053,569
  6.000% 09/01/36               Aaa/AAA         1,733         1,731,704
  5.500% 12/01/36               Aaa/AAA         3,169         3,093,920
                                                            -----------
                                                             31,600,122
                                                            -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--5.4%
  7.500% 09/15/07               Aaa/AAA             1              595
  6.500% 02/15/24               Aaa/AAA           164          168,070
  6.500% 04/15/24               Aaa/AAA            95           97,424
  6.500% 10/15/24               Aaa/AAA           319          326,340
  4.000% 05/16/27(c)            Aaa/AAA         1,671        1,619,079
  5.000% 09/15/36               Aaa/AAA         2,390        2,294,265


                            MOODY'S / S&P     PAR (000'S)       VALUE
                           --------------     ----------    -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--(CONTINUED)
  5.500% 02/15/37               Aaa/AAA       $ 2,894       $2,844,710
                                                            ----------
                                                             7,350,483
                                                            ----------
TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
  (Cost $58,432,572)                                        57,735,174
                                                            ----------
GOVERNMENT AGENCY OBLIGATIONS--7.1%

FEDERAL HOME LOAN MORTGAGE CORP.--5.1%
  4.625% 12/19/08               Aaa/AAA           970          960,414
  5.110% 06/12/07               Aaa/AAA           985          983,462
  4.125% 10/18/10               Aaa/AAA           645          625,039
  4.875% 11/18/11               Aaa/AAA         3,405        3,364,804
  5.000% 02/16/17               Aaa/AAA         1,010          989,828
                                                            ----------
                                                             6,923,547
                                                            ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.0%
  5.000% 10/15/11               Aaa/AAA           605          600,663
  5.000% 06/15/36(TBA)          Aaa/AAA             5            4,758
  5.500% 06/15/36(TBA)          Aaa/AAA         2,180        2,128,225
                                                            ----------
                                                             2,733,646
                                                            ----------
TOTAL GOVERNMENT AGENCY OBLIGATIONS
  (Cost $9,771,892)                                          9,657,193
                                                            ----------
ASSET BACKED SECURITIES--8.0%


AUTOMOBILES--5.5%
  BMW Vehicle Owner Trust
   Series 2006-A
   Class A3
   5.130% 09/27/10(c)           Aaa/AAA           350          349,053
  Daimler Chrysler Auto Trust
   Series 2006-C A4
   4.980% 11/08/11(c)           Aaa/AAA           510          506,428
  Honda Auto Receivables
   Owner Trust
   Series 2006-2 Class A4
   5.280% 01/23/12(c)           Aaa/AAA         1,460        1,458,686

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)


                            MOODY'S / S&P     PAR (000'S)       VALUE
                           --------------     ----------    -------------

AUTOMOBILES--(CONTINUED)
  Honda Auto Receivables
   Owner Trust Series
   2006-3 Class A4
   5.110% 04/15/12(c) (d)       Aaa/AAA       $ 1,850       $1,834,661
  USAA Auto Owner Trust
   Series 2006-3
   Class A4
   5.360% 06/15/12(c)           Aaa/AAA           645          645,797
  USAA Auto Owner Trust
   Series 2006-4
   Class A4
   4.980% 10/15/12(c)           Aaa/AAA         1,890        1,873,392
  Volkswagen Auto Lease Trust
   Series 2006-A
   Class A3
   5.500% 09/21/09(c)           Aaa/AAA           795          795,730
                                                           -----------
                                                             7,463,747
                                                           -----------
CREDIT CARDS--2.5%
  Chase Issuance Trust
   Series 2005-A10
   Class A10
   4.650% 12/17/12(c)           Aaa/AAA         1,470        1,442,305
  Citibank Credit Card
   Issuance Trust Series
   2003-A11 Class A11
   5.406% 10/15/09(a) (c)       Aaa/AAA         1,200        1,200,279
  Citibank Credit Card
   Issuance Trust Series
   2006-A5 Class A5
   5.300% 05/20/11(c)           Aaa/AAA           790          789,686
                                                           -----------
                                                             3,432,270
                                                           -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $10,925,320)                                        10,896,017
                                                           -----------



                            MOODY'S / S&P     PAR (000'S)       VALUE
                           --------------     ----------    -------------

COLLATERALIZED MORTGAGE OBLIGATIONS--11.5%
  Banc of America Commercial
   Mortgage, Inc. Series
   2005-5 Class A4
   5.115% 10/10/45(a) (c)       Aaa/AAA       $ 1,500       $ 1,449,174
  Banc of America Commercial
   Mortgage, Inc. Series
   2005-6 Class A4
   5.353% 09/10/47(a) (c)      Aaa/AAA            820           800,611
  Citigroup/Deutsche Bank
   Commercial Mortgage Trust
   Series 2005-CD1 Class A4
   5.400% 07/15/44(a) (c)       Aaa/AAA         1,500         1,470,129
  Commerical Mortgage Asset
   Trust Series 1999-C2
   Class A2
   7.546% 11/17/32(a) (c)        Aaa/AAA          325           335,333
  CS First Boston Mortgage
   Securities Corp. Series
   2005-C4 Class A5
   5.104% 08/15/38(a) (c)       Aaa/AAA           810           782,767
  First Union-Lehman
   Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% 11/18/35(c)           Aaa/AAA           466           467,869

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)



                            MOODY'S / S&P     PAR (000'S)       VALUE
                           --------------     ----------    -------------

  GE Capital Commercial
   Mortgage Corp. Series 2005-C4
   Class A4
   5.512% 11/10/45(a) (c)       Aaa/AAA       $   790         $ 777,857
  Greenwich Capital Commercial
   Funding Corp. Series
   2005-GG5 Class A5
   5.224% 04/10/37(a) (c)       Aaa/AAA           400           389,851
  GSR Mortgage Loan Trust
   Series 2005-AR6 Class 3A1
   4.560% 09/25/35(a) (c) (d)   Aaa/AAA         1,645         1,614,485
  JP Morgan Chase Commercial
   Mortgage Securities Corp.
   Series 2005-CB13 Class A4
   5.472% 01/12/43(a) (c) (d)       Aaa         1,370         1,344,298
  JP Morgan Chase Commercial
   Mortgage Securities Corp.
   Series 2005-LDP5 Class A4
   5.345% 12/15/44(a) (c)       Aaa/AAA         1,600         1,564,645
  JP Morgan Mortgage Trust
   Series 2004-S2 Class 4A5
   6.000% 11/25/34(c)           Aaa/AAA         1,092         1,091,773
  Merrill Lynch Mortgage
   Trust Series 2005-CKI1
   Class A6
   5.417% 11/12/37(a) (c)       Aaa/AAA           710           695,180



                            MOODY'S / S&P     PAR (000'S)       VALUE
                           --------------     ----------    -------------

  Morgan Stanley Capital I
   Series 2006-HQ8 Class A4
   5.561% 03/12/44(a) (c)       Aaa/AAA       $ 1,300      $  1,286,357
  Washington Mutual
   Series 2005-AR12 Class 1A8
   4.836% 10/25/35(a) (c) (d)   Aaa/AAA         1,488         1,468,738
                                                           ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $15,857,938)                                         15,539,067
                                                           ------------
CORPORATE BONDS--21.4%

AEROSPACE/DEFENSE--0.6%
  Northrop Grumman Corp.
   7.125% 02/15/11(c)         Baa2 /BBB+          780           823,174
                                                           ------------
BANKING--2.4%
  First Tennessee Bank NA
   5.316% 12/08/08(c)              A1/A           560           558,862
  HBOS PLC 144A
   6.413% 09/29/49(a) (b) (c)      A1/A           630           603,718
  Lloyds TSB Group PLC 144A
   6.267% 11/14/16(a) (b) (c)     Aa3/A           585           569,789
  Santander Central Hispano
   Issuances Ltd.
   7.625% 11/03/09(d)             A1/A+         1,000         1,049,208
  Standard Chartered
   Bank 144A
   7.014% 07/30/37(a)(b)(c)    Baa2/BBB           500           497,424
                                                           ------------
                                                              3,279,001
                                                           ------------

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)



                            MOODY'S / S&P     PAR (000'S)       VALUE
                           --------------     ----------    -------------
BEVERAGES--0.1%
  Diageo Capital PLC
   3.375% 03/20/08(d)              A2/A       $    95      $     93,461
                                                           ------------
COMPUTERS--0.4%
  Hewlett-Packard Co.
   3.625% 03/15/08(c)             A3/A-           485           478,210
                                                           ------------
ELECTRIC--0.4%
  DPL, Inc.
   6.875% 09/01/11(c)          Baa3/BBB-          520           543,675
                                                           ------------
FINANCE--7.7%
  American Express Co.
   5.250% 09/12/11                A1/A+           920           913,495
  American General
   Finance Corp.
   4.875% 05/15/10                A1/A+         1,985         1,952,349
  Caterpillar Financial
   Services Corp.
   4.300% 06/01/10(c)              A2/A         1,185         1,150,425
  CIT Group Funding Co.
   of Canada
   4.650% 07/01/10                 A2/A         1,045         1,015,535
  CIT Group, Inc.
   4.750% 08/15/08                 A2/A           715           708,783
  Citigroup, Inc.
   5.250% 02/27/12               Aa/AA-           540           535,311
  Genworth Global Funding
   Trusts
   5.375% 09/15/11               Aa3/AA-        1,500         1,493,408
  International Lease Finance
   Corp.
   6.375% 03/15/09                A1/AA-        1,610         1,635,507
  Morgan Stanley
   5.625% 01/09/12               Aa3/A+           955           956,603
                                                           ------------
                                                             10,361,416
                                                           ------------
INSURANCE - LIFE--1.2%
  Hartford Life Global
   Funding Trusts
   5.200% 02/15/11              Aa3/AA-           595           587,363



                            MOODY'S / S&P     PAR (000'S)       VALUE
                           --------------     ----------    -------------

INSURANCE - LIFE--(CONTINUED)
  Monumental Global Funding II
   5.650% 07/14/11(b)            Aa3/AA       $ 1,090      $  1,098,511
                                                           ------------
                                                              1,685,874
                                                           ------------
INSURANCE - OTHER--2.3%
  AON Capital Trust
   8.205% 01/01/27             Baa3/BBB-          585           638,678
  Chubb Corp.
   4.934% 11/16/07                 A2/A           980           976,973
  Liberty Mutual Group, Inc.
   7.500% 08/15/36(b) (c)       Baa3/NA           660           692,230
  White Mountains RE
   Group 144A
   7.506% 06/30/17(a) (b)        Ba2/BB           400           396,768
  XL Capital Ltd.
   6.500% 04/15/17(a) (c)       Baa2/BBB          435           417,548
                                                           ------------
                                                              3,122,197
                                                           ------------
MEDIA--1.0%
  Time Warner Entertainment Co.
   8.375% 07/15/33             Baa1/BBB+          375           446,397
  Time Warner Inc.
   6.500% 11/15/36(c) (d)      Baa2/BBB+          985           959,151
                                                           ------------
                                                              1,405,548
                                                           ------------
MINING & METALS--0.5%
  BHP Billiton Finance USA Ltd.
   5.000% 12/15/10                 A1/A+          710           700,528
                                                           ------------
OIL & GAS - EXPLORATION--1.7%
  Encana Corp.
   6.300% 11/01/11(c)            Baa2/A-        1,045         1,072,938

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)




                            MOODY'S / S&P     PAR (000'S)       VALUE
                           --------------     ----------    -------------
OIL & GAS - EXPLORATION--(CONTINUED)
  Norsk Hydro ASA
   6.360% 01/15/09(c)             A2/A-         1,185    $    1,199,784
                                                           ------------
                                                              2,272,722
                                                           ------------
PHARMACEUTICALS & BIOTECHNOLOGY--0.8%
  Abbott Laboratories
   3.750% 03/15/11(c)             A1/AA         1,090         1,029,864
                                                           ------------
REAL ESTATE--0.5%
  Duke Realty LP
   5.625% 08/15/11(c)          Baa1/BBB+          380           380,182
  ERP Operating LLP
   4.750% 06/15/09              Baa1/A-           345           339,796
                                                           ------------
                                                                719,978
                                                           ------------
TELECOMMUNICATIONS--1.8%
  AT&T, Inc.
   4.125% 09/15/09(c)              A2/A         1,220         1,185,650
  BellSouth Corp.
   4.200% 09/15/09(c)              A2/A           865           841,836
  Spirit Capital Corp.
   8.750% 03/15/32             Baa3/BBB-          350           403,454
                                                           ------------
                                                              2,430,940
                                                           ------------
TOTAL CORPORATE BONDS
  (Cost $29,151,577)                                         28,946,588
                                                           ------------
U.S. TREASURY OBLIGATIONS--10.1%

U.S. TREASURY BONDS--1.7%
  5.375% 02/15/31               Aaa/AAA           160           166,863
  4.500% 02/15/36               Aaa/AAA         2,355         2,167,888
                                                           ------------
                                                              2,334,751
                                                           ------------
U.S. TREASURY NOTES--8.4%
  3.375% 01/15/08              Aaa /AAA         1,160         1,146,723
  4.875% 08/31/08(e)           Aaa /AAA            60            59,887
  4.625% 02/15/17(e)           Aaa /AAA           360           352,266
  4.500% 05/15/17              Aaa /AAA         2,080         2,016,300
  4.250% 10/15/10              Aaa /AAA         7,855         7,711,403
                                                           ------------
                                                             11,286,579
                                                           ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $13,709,794)                                        13,621,330
                                                           ------------



                                              SHARES          VALUE
                                            ----------   -------------
SHORT-TERM INVESTMENTS--1.6%
  Dreyfus Government Cash Management
   5.170% 06/01/07                          2,162,745      $  2,162,745
                                                           ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $2,162,745)                                           2,162,745
                                                           ------------
TOTAL INVESTMENTS--102.4%
   (COST $140,011,838)*                                     138,558,114
                                                           ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.4)%                (3,306,786)
                                                           ------------
NET ASSETS--100.0%                                         $135,251,328
                                                           ============

(TBA) - To Be Announced.
(a)  Adjustable rate security.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(c)  Callable security.
(d)  Fitch rating.
(e) All or a portion of the security was held as collateral for the following Futures contracts open at May 31, 2007:

 Number                    Expir-       Value        Value          Unrealized
   of                      ation       at Trade        at          Appreciation
Contracts          Type    Month        Date        05/31/07      (Depreciation)
---------          ----    -----        ----        --------      --------------
Long Positions:
  21    U.S. Treasury
            20 Year
            Bond          9/2007    $ 2,291,625    $ 2,291,625        $    --
 146    U.S. Treasury
            2 Year
            Note          9/2007     29,800,531     29,754,344         (46,187)
                                                                      --------
                                                                      $(46,187)
                                                                      ========
Short Positions:
(104)   U.S. Treasury
            10 Year
            Note          9/2007   ($11,088,281)  ($11,063,000)       $ 25,281
                                                                      ========

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

  Aggregate cost                                             $140,011,838
                                                             ------------
  Gross unrealized appreciation                              $    145,725
  Gross unrealized depreciation                                (1,599,449)
                                                             ------------
     Net unrealized depreciation                             $ (1,453,724)
                                                             ============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2007
                                   (UNAUDITED)



                                                       Shares       Value
                                                     ---------  ---------------
DOMESTIC COMMON STOCKS -- 86.6%
AEROSPACE & DEFENSE -- 2.8%
AAR Corp.*                                            114,880   $  3,733,600
                                                                ------------
AIRCRAFT PARTS & AUXILIARY EQUIPMENT -- 1.0%
Triumph Group, Inc.                                    21,275      1,405,852
                                                                ------------
AIRLINES -- 1.2%
AirTran Holdings, Inc.*                               135,800      1,682,562
                                                                ------------
APPAREL -- 0.8%
Barry (R.G.) Corp.*                                   103,875      1,131,199
                                                                ------------
AUTOMOBILE PARTS & EQUIPMENT -- 2.0%
American Axle & Manufacturing Holdings, Inc.           86,750      2,500,135
Visteon Corp.*                                         17,425        140,968
                                                                ------------
                                                                   2,641,103
                                                                ------------
AUTOMOBILES & TRUCKS -- 4.4%
Navistar International Corp.*                          91,725      5,952,035
Wabash National Corp.                                     850         12,436
                                                                ------------
                                                                   5,964,471
                                                                ------------
BANKS -- 6.5%
First BanCorp.                                        455,725      5,723,906
W. Holding Co., Inc.                                  557,475      3,060,538
                                                                ------------
                                                                   8,784,444
                                                                ------------
BUILDING PRODUCTS - WOOD -- 0.1%
Norbord, Inc.                                           7,450         63,134
                                                                ------------
COMPUTER COMPONENTS -- 1.0%
Silicon Storage Technology, Inc.*                     339,225      1,339,939
                                                                ------------
COMPUTER SOFTWARE -- 5.2%
Insight Enterprises, Inc.*                             46,975      1,040,966
Internet Capital Group, Inc.*                         184,300      2,152,624
Take-Two Interactive Software, Inc.*                  187,275      3,855,992
                                                                ------------
                                                                   7,049,582
                                                                ------------
COMPUTERS -- 0.0%
Xyratex Ltd.*                                           2,800         61,768
                                                                ------------
DISTRIBUTORS -- 1.2%
Building Materials Holding Corp.                      110,075      1,686,349
                                                                ------------
ELECTRICAL WORK -- 1.4%
Integrated Electrical Services, Inc.*                  70,934      1,878,345
                                                                ------------
ELECTRONIC COMPONENTS -- 1.1%
Celestica, Inc.*                                      232,550      1,530,179
                                                                ------------
ELECTRONICS -- 1.0%
Curtiss-Wright Corp.                                   30,125      1,357,734
                                                                ------------
ENERGY & UTILITIES -- 4.2%
Massey Energy Co.                                     126,750      3,673,215
Reliant Energy, Inc.*                                  79,700      2,041,914
                                                                ------------
                                                                   5,715,129
                                                                ------------
FARM MACHINERY & EQUIPMENT -- 1.3%
AGCO Corp.*                                            41,600      1,800,448
                                                                ------------


                                                       Shares       Value
                                                     ---------  ---------------
FOOD -- 0.1%
Interstate Bakeries Corp.*                             32,650   $     97,950
                                                                ------------
HEALTH CARE EQUIPMENT -- 1.2%
American Medical Systems Holdings, Inc.*               86,850      1,629,306
                                                                ------------
HEALTHCARE -- 0.9%
Amedisys, Inc.*                                        15,400        574,420
Matria Healthcare, Inc.*                               20,225        647,200
                                                                ------------
                                                                   1,221,620
                                                                ------------
HOME FURNISHINGS -- 0.5%
Furniture Brands International, Inc.                   44,350        643,075
                                                                ------------
HOMEBUILDING -- 2.2%
Standard-Pacific Corp.                                142,050      3,028,506
                                                                ------------
HOUSEHOLD PRODUCTS -- 0.2%
Central Garden and Pet Co.*                             7,350        105,473
Central Garden and Pet Co., Class A*                   15,200        202,464
                                                                ------------
                                                                     307,937
                                                                ------------
INDUSTRIAL -- 0.0%
Intermec, Inc.*                                         1,000         24,600
                                                                ------------
INSURANCE -- 2.6%
Assured Guaranty, Ltd.                                 11,125        329,077
IPC Holdings, Ltd.                                      4,025        125,580
ProAssurance Corp.*                                    40,756      2,303,529
Ram Holdings, Ltd.                                     49,349        803,402
                                                                ------------
                                                                   3,561,588
                                                                ------------
INTERNET SOFTWARE -- 0.8%
Openwave Systems, Inc.*                               111,075      1,144,073
                                                                ------------
LEISURE & ENTERTAINMENT -- 0.7%
Nautilus, Inc.                                         69,850        899,668
                                                                ------------
MANUFACTURED HOUSING -- 2.2%
Fleetwood Enterprises, Inc.*                          316,750      2,948,942
                                                                ------------
MANUFACTURING -- 0.4%
Griffon Corp.*                                         22,600        527,484
                                                                ------------
PAPER & FORESTRY PRODUCTS -- 0.2%
Neenah Paper, Inc.                                      4,575        200,385
                                                                ------------
PHARMACEUTICALS -- 0.8%
Salix Pharmaceuticals Ltd.*                            77,900      1,035,291
                                                                ------------
PIPES LINES (NO NATURAL GAS) -- 4.2%
Hudson Highland Group, Inc.*                          260,375      5,618,892
                                                                ------------
PROPERTY & CASUALITY INSURANCE -- 1.2%
Landamerica Financial Group, Inc.                      17,425      1,615,123
                                                                ------------
PUBLISHING & INFORMATION SERVICES -- 0.2%
Scholastic Corp.*                                       9,350        297,050
                                                                ------------
REAL ESTATE -- 1.8%
MI Developments, Inc., Class A                         61,950      2,413,572
                                                                ------------
REAL ESTATE INVESTMENT TRUST -- 16.2%
American Home Mortgage Investment Corp.               328,725      7,179,354

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                       Shares       Value
                                                     ---------  ---------------
REAL ESTATE INVESTMENT TRUST -- (CONTINUED)
Anworth Mortgage Asset Corp.                          673,875   $  6,287,254
Arbor Realty Trust, Inc.                               28,775        819,800
Luminent Mortgage Capital, Inc.                       425,500      3,872,050
Maguire Properties, Inc.                               18,100        653,953
Redwood Trust, Inc.                                     4,900        262,591
Republic Property Trust                               105,300      1,295,190
Thomas Properties Group, Inc.                          65,750      1,106,572
Winthrop Realty Trust                                  68,250        460,005
                                                                ------------
                                                                  21,936,769
                                                                ------------
RESTAURANTS -- 0.4%
Triarc Companies, Inc., Class A*                       30,850        476,633
                                                                ------------
RETAIL -- 0.4%
AC Moore Arts & Crafts, Inc.*                          26,100        593,775
                                                                ------------
RETAIL - SPECIALTY STORES -- 1.6%
Eddie Bauer Holdings, Inc.*                             2,600         35,724
MarineMax, Inc.*                                       51,125      1,062,377
Sonic Automotive, Inc., Class A                         3,850        119,851
Stein Mart, Inc.                                       69,750        874,665
                                                                ------------
                                                                   2,092,617
                                                                ------------
SAVINGS & LOAN ASSOCIATIONS -- 2.7%
BankUnited Financial Corp., Class A                     2,300         52,716
First Niagara Financial Group, Inc.                    64,600        886,312
FirstFed Financial Corp.*                              17,450      1,125,001
Flagstar Bancorp, Inc.                                 51,100        657,146
Partners Trust Financial Group, Inc.                   20,725        225,281
Provident Financial Services, Inc.                     15,450        259,560
Washington Federal, Inc.                               19,000        476,520
                                                                ------------
                                                                   3,682,536
                                                                ------------
SCHOOLS -- 0.9%
Corinthian Colleges, Inc.*                             84,900      1,240,389
                                                                ------------
SEMICONDUCTOR EQUIPMENT -- 3.2%
Alliance Semiconductor Corp.*                         214,325      1,007,328
Axcelis Technologies, Inc.*                           142,775        918,043
BE Semiconductor Industries N.V.*                     355,018      2,364,739
                                                                ------------
                                                                   4,290,110
                                                                ------------
SEMICONDUCTORS & RELATED -- 2.6%
ASM International N.V.                                110,200      2,916,994
ZiLOG, Inc.*                                          108,250        649,500
                                                                ------------
                                                                   3,566,494
                                                                ------------
SERVICES - COMPUTER PROCESSING & DATA PREPARATION -- 0.5%
Source Interlink Companies, Inc.*                     113,875        618,341
                                                                ------------
TECHNOLOGY -- 0.2%
Mercury Computer Systems, Inc.*                        18,250        237,615
                                                                ------------


                                                       Shares       Value
                                                     ---------  ---------------
TRANSPORTATION -- 2.5%
Aegean Marine Petroleum Network, Inc.                  35,500   $    656,750
Alexander & Baldwin, Inc.                              26,500      1,417,485
Genesee & Wyoming, Inc.*                               39,875      1,297,134
                                                                ------------
                                                                   3,371,369
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Cost $98,092,541)                                             117,147,548
                                                                ------------
MEXICAN COMMON STOCKS -- 0.1%
BROADCASTING & CABLE TELEVISION -- 0.1%
TV Azteca, S.A. de C.V.                               135,150        129,546
                                                                ------------
TOTAL MEXICAN COMMON STOCKS
  (Cost $64,957)                                                     129,546
                                                                ------------
EXCHANGE TRADED FUND -- 2.7%
FINANCE -- 2.7%
iShares Russell 2000 Value Index Fund                  42,575      3,588,221
                                                                ------------
TOTAL EXCHANGE TRADED FUND
  (Cost $3,355,078)                                                3,588,221
                                                                ------------
TEMPORARY INVESTMENT -- 10.6%
PNC Bank Money Market Account
 5.28% 06/01/07                                    14,374,495     14,374,495
                                                                ------------
TOTAL TEMPORARY INVESTMENT
  (Cost $14,374,495)                                              14,374,495
                                                                ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $115,887,071)**                                          135,239,810
                                                                ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                         61,195
                                                                ------------
NET ASSETS -- 100.0%                                            $135,301,005
                                                                ============

*    Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost                                                  $115,887,071
                                                                ------------
Gross unrealized appreciation                                   $ 24,818,633
Gross unrealized depreciation                                     (5,465,894)
                                                                ------------
Net unrealized appreciation                                     $ 19,352,739
                                                                ============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                                    SCHNEIDER
                                   VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                       Shares       Value
                                                     ---------  ---------------
DOMESTIC COMMON STOCKS -- 85.3%
AEROSPACE & DEFENSE -- 2.8%
Boeing Co., (The)                                      62,000   $  6,236,580
Goodrich Corp.                                         77,375      4,603,039
                                                                ------------
                                                                  10,839,619
                                                                ------------
AIRLINES -- 0.1%
Southwest Airlines Co.                                 19,425        277,972
                                                                ------------
AUTOMOBILE PARTS & EQUIPMENT -- 0.8%
Visteon Corp.*                                        366,650      2,966,198
                                                                ------------
BANKS -- 0.3%
Hudson City Bancorp, Inc.                              94,930      1,252,127
                                                                ------------
BROADCASTING & CABLE TELEVISION -- 1.8%
Liberty Global, Inc., Series C*                        24,624        880,308
Liberty Media Holding Corp. - Capital, Series A*       56,049      6,327,932
                                                                ------------
                                                                   7,208,240
                                                                ------------
CHEMICALS - SPECIALTY -- 0.6%
Cytec Industries, Inc.                                 38,250      2,273,963
                                                                ------------
COMPUTERS, SOFTWARE & SERVICING -- 4.3%
BearingPoint, Inc.*                                   588,470      4,348,793
Dell, Inc.*                                           457,028     12,280,343
                                                                ------------
                                                                  16,629,136
                                                                ------------
ELECTRONIC COMPONENTS -- 0.6%
Celestica, Inc.*                                      366,413      2,410,998
                                                                ------------
ELECTRONIC COMPONENTS & ACCESSORIES -- 2.5%
AU Optronics Corp.                                    621,600      9,715,608
                                                                ------------
ENERGY & UTILITIES -- 12.7%
CONSOL Energy, Inc.                                   376,850     18,311,142
Massey Energy Co.                                     403,818     11,702,646
Reliant Energy, Inc.*                                 760,675     19,488,493
                                                                ------------
                                                                  49,502,281
                                                                ------------
FARM MACHINERY & EQUIPMENT -- 2.8%
AGCO Corp.*                                           257,325     11,137,026
                                                                ------------
FINANCE DIVERSIFIED -- 4.2%
Citigroup, Inc.                                       297,400     16,205,326
                                                                ------------
FINANCIAL SERVICES -- 13.3%
Countrywide Financial Corp.                           497,700     19,380,438
Fannie Mae                                            306,350     19,581,892
Freddie Mac                                           131,625      8,791,234
IndyMac Bancorp, Inc.                                 119,525      4,013,649
                                                                ------------
                                                                  51,767,213
                                                                ------------
FOOD -- 1.0%
Smithfield Foods, Inc.*                                18,100        581,734
Tyson Foods, Inc.                                     142,600      3,178,554
                                                                ------------
                                                                   3,760,288
                                                                ------------


                                                       Shares       Value
                                                     ---------  ---------------
HOMEBUILDING -- 3.8%
Centex Corp.                                          172,380   $  8,336,297
Pulte Homes, Inc.                                     236,450      6,452,720
                                                                ------------
                                                                  14,789,017
                                                                ------------
INDUSTRIAL GOODS & MATERIALS -- 2.4%
Tyco International Ltd.                               275,675      9,196,518
                                                                ------------
INSURANCE -- 3.6%
Genworth Financial, Inc., Class A                     230,350      8,315,635
RenaissanceRe Holdings, Ltd.                           65,450      3,841,260
Unum Group                                             75,925      2,015,050
                                                                ------------
                                                                 14,171,945
                                                                ------------
LEISURE & ENTERTAINMENT -- 0.8%
Carnival Corp.                                         60,300      3,041,532
                                                                ------------
MANUFACTURING -- 5.4%
Navistar International Corp.*                         324,775     21,074,650
                                                                ------------
MEDICAL & MEDICAL SERVICES -- 3.2%
Boston Scientific Corp.*                              257,950      4,042,076
Omnicare, Inc.                                        227,250      8,503,695
                                                                ------------
                                                                  12,545,771
                                                                ------------
METALS & MINING -- 1.5%
Cameco Corp.                                          112,850      5,864,814
                                                                ------------
MINING QUARRYING NOONMETALLIC -- 3.0%
Arch Coal, Inc.                                       289,050     11,671,839
                                                                ------------
PAPER & FORESTRY PRODUCTS -- 0.0%
Louisiana-Pacific Corp.                                   275          5,638
                                                                ------------
PROPERTY & CASUALITY INSURANCE -- 2.4%
First American Corp.                                  175,800      9,414,090
                                                                ------------
RADIO BROADCASTING -- 1.8%
XM Satellite Radio Holdings, Inc.*                    612,225      7,089,565
                                                                ------------
REAL ESTATE INVESTMENT TRUST -- 3.7%
Annaly Capital Management, Inc.                       933,803     14,417,918
                                                                ------------
RETAIL - CONSUMER ELECTRONICS STORES -- 0.9%
GameStop Corp., Class A*                               98,650      3,648,077
                                                                ------------
RETAIL - OFFICE SUPPLIES -- 0.2%
Staples, Inc.                                          33,450        838,257
                                                                ------------
SEMI-CONDUCTORS & RELATED -- 1.2%
International Rectifier Corp.*                        130,575      4,730,732
                                                                ------------
SURETY INSURANCE -- 0.6%
MBIA, Inc.                                             19,950      1,327,672
Radian Group, Inc.                                     17,950      1,111,105
                                                                ------------
                                                                   2,438,777
                                                                ------------
TELECOMMUNICATIONS & EQUIPMENT -- 1.8%
Motorola, Inc.                                        161,750      2,942,233
Sprint Nextel Corp.                                   172,225      3,935,341
                                                                ------------
                                                                   6,877,574
                                                                ------------

                                                       Shares       Value
                                                     ---------  ---------------
TRANSPORTATION -- 1.2%
CSX Corp.                                             101,575   $  4,615,568
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
  (Cost $275,787,527)                                            332,378,277
                                                                ------------
CANADIAN COMMON STOCKS -- 1.5%
MANUFACTURING -- 1.5%
Bombardier, Inc., Class B*                          1,166,500      5,804,677
                                                                ------------
TOTAL CANADIAN COMMON STOCK
  (Cost $3,770,602)                                                5,804,677
                                                                ------------
EXCHANGE TRADED FUND -- 3.4%
FINANCE -- 3.4%
iShares Russell 1000 Value Index Fund                 148,225     13,233,528
                                                                ------------
TOTAL EXCHANGE TRADED FUND
  (Cost $12,817,564)                                              13,233,528
                                                                ------------
TEMPORARY INVESTMENT -- 10.2%
PNC Bank Money Market Account
 5.28% 06/01/07                                    39,631,673     39,631,673
                                                                ------------
TOTAL TEMPORARY INVESTMENT
  (Cost $39,631,673)                                              39,631,673
                                                                ------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $332,007,366)**                                          391,048,155
                                                                ------------
LIABILITIES IN EXCESS OF OTHER ASSETS. -- (0.4)%                  (1,665,280)
                                                                ------------
NET ASSETS -- 100.0%                                            $389,382,875
                                                                ============

*    Non-income producing.


** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

        Aggregate cost                                          $332,007,366
                                                                ------------
        Gross unrealized appreciation                           $ 63,414,248
        Gross unrealized depreciation                             (4,373,459)
                                                                ------------
        Net unrealized appreciation                             $ 59,040,789
                                                                ============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
COMMON STOCKS--99.7%
BASIC INDUSTRY--2.2%
Brush Engineered Materials, Inc.*                      41,300   $  2,215,745
Cabot Corp.                                            19,000        917,890
Methanex Corp.                                         92,100      2,390,916
Spartech Corp.                                         99,000      2,653,200
                                                                ------------
                                                                   8,177,751
                                                                ------------
CONSUMER CYCLICAL--11.8%
Ameristar Casinos, Inc.                                46,200      1,372,140
Asbury Automotive Group, Inc.                          81,700      2,228,776
Charlotte Russe Holding, Inc.*                         84,500      2,353,325
Columbia Sportswear Co.                                39,200      2,733,416
Cooper Tire & Rubber Co.                              129,000      3,105,030
Interstate Hotels & Resorts, Inc.*                    242,400      1,490,760
J. Crew Group, Inc.*                                   65,500      2,938,985
Jack in the Box, Inc.*                                 52,700      4,029,969
Jarden Corp.*                                          51,700      2,203,454
K2, Inc.*                                             133,000      2,029,580
Kimball International, Inc., Class B                   11,600        158,340
Lions Gate Entertainment Corp.*                       194,300      2,302,455
Longs Drug Stores Corp.                                40,500      2,319,840
Maidenform Brands, Inc.*                               78,700      1,474,838
Midwest Air Group, Inc.*                              182,700      2,749,635
Netflix, Inc.*                                         52,900      1,159,568
PC Connection, Inc.*                                  150,800      1,740,232
PC Mall, Inc.*                                        159,800      1,962,344
Ryder System, Inc.                                     47,300      2,550,416
Steven Madden Ltd.                                     18,350        597,843
Town Sports International Holdings Club, Inc.*        120,500      2,422,050
                                                                ------------
                                                                  43,922,996
                                                                ------------
CONSUMER GROWTH--20.3%
Apria Healthcare Group, Inc.*                          71,300      2,064,848
Aspreva Pharmaceuticals Corp.*                        129,100      2,601,365
Axcan Pharma, Inc.*                                   122,500      2,301,775
Centene Corp.*                                        106,700      2,453,033
Chemed Corp.                                           51,900      3,477,300
Cholestech Corp.*                                     113,200      1,896,100
CONMED Corp.*                                          71,300      2,232,403
Cynosure, Inc., Class A*                               86,900      2,777,324
Dade Behring Holdings, Inc.                            72,200      3,888,692
DeVry, Inc.                                            33,800      1,135,680
Elizabeth Arden, Inc.*                                116,900      2,737,798


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
CONSUMER GROWTH--(CONTINUED)
Emergency Medical Services Corp., Class A*             87,600   $  3,053,736
Greatbatch, Inc.*                                      27,000        811,080
Health Management Associates, Inc., Class A           121,700      1,338,700
Healthspring, Inc.*                                    92,300      2,253,966
Herbalife Ltd.                                         62,400      2,511,600
Imperial Sugar Co.                                     78,500      2,230,970
Kinetic Concepts, Inc.*                                48,700      2,443,766
MedCath Corp.*                                         95,400      3,148,200
Medicines Co., (The)*                                  96,400      1,880,764
MEDTOX Scientific, Inc.*                              103,600      2,548,560
Mentor Corp.                                           13,600        549,984
Nash Finch Co.                                         60,700      2,855,935
NBTY, Inc.*                                            72,000      3,782,160
Pall Corp.                                             53,900      2,412,025
PerkinElmer, Inc.                                      79,800      2,115,498
Spartan Stores, Inc.                                  102,400      2,703,360
Viasys Healthcare, Inc.*                               69,600      2,989,320
Volcano Corp.*                                         74,100      1,501,266
West Pharmaceutical Services, Inc.                     48,500      2,466,710
Wimm-Bill-Dann Foods OJSC - ADR                        46,400      3,736,592
Zoll Medical Corp.*                                    33,700        756,565
                                                                ------------
                                                                  75,657,075
                                                                ------------
ENERGY--4.3%
Advanced Energy Industries, Inc.*                      83,400      2,046,636
Core Laboratories N.V.*                                33,800      3,107,234
NATCO Group, Inc., Class A*                            53,100      2,283,831
Tesoro Corp.                                           63,000      3,898,440
Trico Marine Services, Inc.*                           62,800      2,644,508
W-H Energy Services, Inc.*                             34,800      2,220,240
                                                                ------------
                                                                  16,200,889
                                                                ------------
FINANCIAL--16.2%
Allied World Assurance Holdings Ltd.                   55,600      2,816,696
Amerisafe, Inc.*                                      161,500      2,986,135
AmTrust Financial Services, Inc.                      172,500      2,678,925
Arch Capital Group Ltd.*                               44,600      3,206,294
Argonaut Group, Inc.                                   83,100      2,753,103
Calamos Asset Management, Inc., Class A               114,500      2,856,775

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2007
                                   (UNAUDITED)



                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
FINANCIAL--(CONTINUED)
Commerce Group, Inc., (The)                            98,600   $  3,361,274
Dollar Financial Corp.*                                30,000        916,800
Endurance Specialty Holdings, Ltd.                     69,200      2,756,236
Evercore Partners, Inc., Class A                       28,300        897,393
Interactive Data Corp.                                108,700      3,155,561
Investment Technology Group, Inc.*                     73,900      3,004,035
Max Capital Group Ltd.                                 36,600      1,039,806
Meadowbrook Insurance Group, Inc.*                    166,400      1,817,088
Nelnet, Inc., Class A                                  79,100      2,014,677
Odyssey Re Holdings Corp.                              49,000      2,101,120
Phoenix Companies, Inc., (The)                        194,400      3,059,856
Platinum Underwriters Holdings Ltd.                    92,900      3,199,476
Reinsurance Group of America, Inc.                     51,400      3,218,668
RLI Corp.                                              48,400      2,780,580
Safety Insurance Group, Inc.                           60,700      2,527,548
Seabright Insurance Holdings*                         137,600      2,461,664
Selective Insurance Group, Inc.                       108,800      2,977,856
SWS Group, Inc.                                         8,200        197,948
United America Indemnity, Ltd., Class A*               71,500      1,786,785
                                                                ------------
                                                                  60,572,299
                                                                ------------
INDUSTRIAL--21.2%
Acuity Brands, Inc.                                    41,300      2,507,323
American Railcar Industries, Inc.                      64,900      2,603,139
AZZ,  Inc.*                                            83,200      2,824,640
CDI Corp.                                              86,500      2,892,560
Con-Way, Inc.                                          47,500      2,693,250
Consolidated Graphics, Inc.*                           44,200      3,208,920
Diamond Management & Technology Consultants, Inc.     152,400      1,982,724
Gardner Denver, Inc.*                                  65,100      2,681,469
General Cable Corp.*                                   36,000      2,453,400
Genesis Lease Ltd. - ADR                              101,500      2,852,150
Global Industries Ltd.*                               101,900      2,416,049
GrafTech International Ltd.*                           60,400        934,992
H&E Equipment Services, Inc.*                          49,000      1,279,880
Haynes International, Inc.*                            28,300      2,509,078
Horizon Lines, Inc., Class A                           92,900      3,203,192
HUB Group, Inc., Class A*                              65,800      2,433,284
Huron Consulting Group, Inc.*                          38,100      2,610,612



                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
INDUSTRIAL--(CONTINUED)
ICF International, Inc.*                              127,000   $  2,339,340
Interface, Inc., Class A                               44,500        751,160
Intevac, Inc.*                                        109,300      2,108,397
Labor Ready, Inc.*                                    108,700      2,608,800
Littelfuse, Inc.*                                      54,900      2,200,392
Mueller Industries, Inc.                               67,900      2,375,821
On Assignment, Inc.*                                  214,400      2,336,960
Pacer International, Inc.                              56,100      1,510,212
Robbins & Myers, Inc.                                  65,100      2,924,292
Rollins, Inc.                                          92,000      2,124,280
Saia, Inc.*                                            73,600      2,104,224
SAIC, Inc.*                                           110,500      2,226,575
Steelcase, Inc., Class A                              129,300      2,511,006
Sun Hydraulics Corp.                                   13,300        574,294
TeleTech Holdings, Inc.*                               78,100      2,747,558
Thomas & Betts Corp.*                                  47,600      2,761,752
Tredegar Corp.                                        122,900      2,840,219
                                                                ------------
                                                                  79,131,944
                                                                ------------
TECHNOLOGY--23.1%
Actel Corp.*                                           91,900      1,283,843
Agile Software Corp.*                                 185,300      1,486,106
Amkor Technology, Inc.*                               188,500      2,680,470
Ariba, Inc.*                                          229,300      2,134,783
ASM International N.V.*                               102,600      2,715,822
Aspen Technology, Inc.*                               190,600      2,832,316
Avici Systems, Inc.                                   216,300      1,966,167
Blackboard, Inc.*                                      21,900        901,185
C-COR, Inc.*                                          179,000      2,620,560
Captaris, Inc.*                                       192,900        993,435
Ceragon Networks Ltd.*                                 49,800        475,590
COMSYS IT Partners, Inc.*                             108,100      2,488,462
Credence Systems Corp.*                               365,100      1,212,132
DealerTrack Holdings, Inc.*                            10,100        364,509
ECI Telecom Ltd.*                                     140,700      1,127,007
Gigamedia Ltd.*                                       186,900      2,769,858
Global Sources Ltd.*                                   59,880      1,283,827
InfoSpace, Inc.                                        98,600      2,413,728
Interactive Intelligence, Inc.*                       124,200      2,444,256
Interwoven, Inc.*                                     133,700      2,002,826
Manhattan Associates, Inc.*                            86,300      2,507,878
Mindspeed Technologies, Inc.*                         352,100        767,578

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES       VALUE
                                                  ------------  -------------
TECHNOLOGY--(CONTINUED)
Move, Inc.*                                           472,500   $  1,984,500
Omnicell, Inc.*                                       113,500      2,554,885
RADVision Ltd.*                                        93,400      1,993,156
RF Micro Devices, Inc.*                               330,300      2,156,859
S1 Corp.*                                             261,600      2,145,120
Shanda Interactive Entertaiment Ltd.- ADR*            105,000      2,969,400
Silicon Motion Technology Corp. - ADR*                123,300      2,851,929
SkillSoft PLC - ADR*                                  254,700      2,335,599
Smart Modular Technologies (WWH), Inc.*               151,700      2,173,861
SonicWALL, Inc.*                                       68,000        561,680
Spansion, Inc., Class A*                              180,300      1,961,664
SPSS, Inc.*                                            59,900      2,636,199
Synchronoss Technologies, Inc.*                       130,700      3,535,435
Techwell, Inc.*                                        44,000        581,680
TIBCO Software, Inc.*                                 245,500      2,214,410
TriQuint Semiconductor, Inc.*                         188,300        994,224
ValueClick, Inc.*                                      87,800      2,750,774
Veeco Instruments, Inc.*                               44,700        809,964
Verigy Ltd.*                                          118,000      3,375,980
Vignette Corp.*                                       133,700      2,488,157
Vocus, Inc.*                                           62,300      1,497,692
Zoran Corp.*                                          113,900      2,292,807
                                                                ------------
                                                                  86,338,313
                                                                ------------
UTILITY--0.6%
Rural Cellular Corp., Class A*                         68,800      2,266,960
                                                                ------------
TOTAL COMMON STOCKS
  (Cost $315,231,280)                                            372,268,227
                                                                ------------
SHORT TERM INVESTMENTS--0.5%
Columbia Prime Reserves Fund
5.24% 06/01/07                                      1,966,604      1,966,604
                                                                ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,966,604)                                                1,966,604
                                                                ------------


                                                                   VALUE
                                                                ------------
TOTAL INVESTMENTS--100.2%
  (Cost $317,197,884)**                                          374,234,831
                                                                ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.2)%                       (838,195)
                                                                ------------
NET ASSETS--100.0%                                              $373,396,636
                                                                ============

ADR  -- American Depository Receipt.
*    Non-income producing.
** The cost and unrealized appreciation and depreciation in thevalue of the investments owned by the fund, as computed on a federal income tax basis are as follows:

     Aggregate cost                                             $317,197,884
                                                                ------------
     Gross unrealized appreciation                              $ 65,876,684
     Gross unrealized depreciation                                (8,839,737)
                                                                ------------
     Net unrealized appreciation                                $ 57,036,947
                                                                ============

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                    BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO
                            Portfolio of Investments
                                  MAY 31, 2007
                                   (UNAUDITED)




                              MOODY'S / S&P       PAR (000'S)         VALUE
                             --------------       ----------      -------------

GOVERNMENT AGENCY MORTGAGE-BACKED POOLS & ARMS--33.5%

FEDERAL HOME LOAN MORTGAGE CORPORATION--12.3%
  5.950% 08/01/36 (a)            Aaa/AAA          $  8,709         $  8,731,734
  5.969% 09/01/36 (a)            Aaa/AAA             3,823            3,836,509
  6.500% 10/01/36                Aaa/AAA             2,052            2,087,151
  5.887% 11/01/36 (a)            Aaa/AAA             3,866            3,871,271
  6.500% 11/01/36                Aaa/AAA             1,212            1,232,398
                                                                   ------------
                                                                     19,759,063
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--21.2%
  6.082% 10/01/36 (a)            Aaa/AAA             3,782            3,814,492
  6.125% 10/01/36 (a)            Aaa/AAA             1,852            1,868,423
  5.500% 12/01/36                Aaa/AAA            14,629           14,292,491
  5.868% 12/01/36 (a)            Aaa/AAA             1,900            1,905,989
  5.000% 06/01/37 TBA            Aaa/AAA            13,000           12,369,297
                                                                   ------------
                                                                     34,250,692
                                                                   ------------
TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED POOLS & ARMS
  (Cost $54,412,395)                                                 54,009,755
                                                                   ------------
MORTGAGE DERIVATIVES--25.0%

FANNIE MAE (IO)--11.0%
  4.500% 12/01/18                Aaa/AAA             9,064            1,363,646
  4.500% 01/01/19                Aaa/AAA             9,051            1,363,941
  4.500% 03/01/20                Aaa/AAA             3,472              536,609
  4.500% 03/01/20                Aaa/AAA             3,411              520,722
  5.500% 05/25/23                Aaa/AAA             1,640              571,671
  5.500% 07/25/28                Aaa/AAA            39,105            3,240,827
  5.000% 10/01/33                Aaa/AAA            11,886            2,773,912
  5.000% 02/01/35                Aaa/AAA             3,758              900,079
  5.000% 02/01/35                Aaa/AAA             2,237              490,785
  5.500% 04/01/36                Aaa/AAA             8,871            2,157,410
  5.500% 04/01/36                Aaa/AAA            14,827            3,761,090
                                                                   ------------
                                                                     17,680,692
                                                                   ------------
FANNIE MAE (PO)--4.6%
  0.000% 06/25/36                Aaa/AAA             1,539            1,035,321
  0.000% 01/01/36                Aaa/AAA             4,459            3,211,959
  0.000% 07/01/36                Aaa/AAA             4,532            3,277,075
                                                                   ------------
                                                                      7,524,355
                                                                   ------------
FREDDIE MAC (IO)--4.2%
  5.000% 04/15/37                Aaa/AAA             4,986            1,372,818
  5.500% 12/15/36                Aaa/AAA            14,467            3,700,408
                                                                   ------------


                              MOODY'S / S&P       PAR (000'S)         VALUE
                             --------------       ----------      -------------

FREDDIE MAC (IO)--(CONTINUED)
  5.500% 12/15/24                Aaa/AAA          $  4,113      $       237,601
  5.000% 07/15/23                Aaa/AAA            13,140              554,973
  5.500% 05/15/24 *              Aaa/AAA             7,718              455,823
  5.500% 07/15/16                Aaa/AAA             1,350              245,035
  5.000% 02/15/20                Aaa/AAA               912              172,820
                                                                   ------------
                                                                      6,739,478
                                                                   ------------
FREDDIE MAC (PO)--3.2%

  0.000% 04/15/37                Aaa/AAA             4,986            3,373,367
  0.000% 09/15/36                Aaa/AAA             1,487              978,233
  0.000% 09/15/35                Aaa/AAA             1,271              773,280
                                                                   ------------
                                                                       5,124,880
                                                                   ------------
NON-AGENCY--2.0%

 Chase Mortgage Finance Corp.
  Series 2003-S15, 2A11 IVIO
  2.230% 01/25/34                Aaa/AAA            12,499              574,122
 Citicorp Mortgage Securities,
  Inc. Series 2004-2, A3
  IVIO
  2.230% 03/25/34                Aaa/AAA            16,073              735,196
 CWALT Series 2006-43CB IO *
  6.000% 02/25/37                Aaa/AAA             5,113            1,891,656
                                                                   ------------
                                                                      3,200,974
                                                                   ------------
TOTAL MORTGAGE DERIVATIVES
  (Cost $39,331,945)                                                 40,270,379
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS--56.7%
 Countrywide Certificates
  Series 2004-AB2 (a)
  5.920% 05/25/36                 Aa3/AA               500              500,664
 Countrywide Home Loan
  Mortgage Pass Through
  Trust Series 2007-HY1, 1A2
  5.720% 04/25/37                Aaa/AAA              2,903           2,892,932

                    BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)



                              MOODY'S / S&P       PAR (000'S)         VALUE
                             --------------       ----------      -------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
 CWALT Series 2006-2CB
  5.500% 03/25/36                Aaa/AAA          $    960      $       952,017
 CWALT Series 2006-43CB (a)
  5.820% 04/25/18                Aaa/AAA             1,746            1,752,249
 CWALT Series 2006-43CB
  6.000% 02/25/37                Aaa/AAA             1,862            1,863,191
 CWALT Series 2006-HY13 (a)
  5.909% 02/25/37                Aaa/AAA            12,924           12,926,806
 CWALT Series 2006-J2
  6.000% 04/25/36                Aaa/AAA             9,168            9,166,041
 CWALT Series 2007-2CB
  5.750% 03/25/37                Aaa/AAA             5,383            5,347,796
 Fannie Mae REMICS
  Series 2005-25, PF (a)
  5.670% 04/25/35                Aaa/AAA             2,593            2,599,420
 First Horizon Asset
  Securities, Inc.
  Series 2006-AR1 (a)
  5.869% 05/25/36                Aaa/AAA             4,584            4,515,185
 Freddie Mac REMIC
  Series 2995, KF (a)
  5.720% 06/15/35                Aaa/AAA             2,629            2,642,047
 Freddie Mac REMIC
  Series R008, FK (a)
  5.720% 07/15/23                Aaa/AAA             9,018            9,059,167
 Freddie Mac Strips
  Series 242, F29 (a)
  5.570% 11/15/36                Aaa/AAA            22,702           22,679,554
 JP Morgan Mortgage
  Trust Series 2005-A4 (a)
  5.175% 07/25/35                Aaa/AAA             1,425            1,400,811
 JP Morgan Mortgage Trust
  Series 2005-A6 (a)
  4.977% 08/25/35                Aaa/AAA               971              956,296



                              MOODY'S / S&P       PAR (000'S)         VALUE
                             --------------       ----------      -------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
 Residential Asset
  Securitiation Trust
  Series 2007-A5
  6.000% 05/25/37                Aaa/AAA          $  1,954    $       1,940,054
 Residential Funding
  Mortgage Securities I
  Series 2006-SA4
  6.136% 11/25/36                Aaa/AAA             8,485            8,523,145
 Washington Mutual, Inc.
  Series 2007-HY3 (a)
  5.356% 03/25/37                  Aa/AA             1,654            1,619,791
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $91,661,568)                                                 91,337,166
                                                                   ------------

                                                  CONTRACTS/
                                                   NOTIONAL
                                                    AMOUNT
                                                    (000)
                                                 ----------
OPTIONS PURCHASED--0.0%


CALL OPTIONS--0.0%
  U.S. Treasury 10 year Note Expires 09/07                 23         34,375
                                                                ------------
TOTAL OPTIONS PURCHASED
  (Cost $23,838)                                                      34,375
                                                                ------------

                                                  PAR (000'S)
                                                  -----------
U.S. TREASURY OBLIGATION--0.2%

U.S. Treasury Bills (c)
  4.664% 08/16/07                                   $     345        341,640
                                                                ------------
TOTAL U.S. TREASURY OBLIGATION
  (Cost $341,642)                                                    341,640
                                                                ------------
REVERSE REPURCHASE AGREEMENTS--(9.1%)

 Lehman Brothers
  5.330% 06/01/07                                     (14,250)   (14,249,658)
 Lehman Brothers
  5.330% 06/01/07                                        (507)      (507,425)
                                                                ------------
TOTAL REVERSE REPURCHASE AGREEMENTS
  (Cost $(14,757,083))                                           (14,757,083)
                                                                ------------

                    BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)


                                                                   VALUE
                                                               -------------
TOTAL INVESTMENTS--106.3%
  (COST $171,014,305)**                                         $171,236,232
                                                                ------------
LIABILITIES IN EXCESS OF OTHER ASSETS(b)--(6.3)%                 (10,176,349)
                                                                ------------
NET ASSETS--100.0%                                              $161,059,883
                                                                ============

-------------------------
IO   Interest Only
IVIO Inverse Interest Only
PO   Principal Only
TBA  To Be Announced
(a)  Adjustable rate security.
(b) Liabilities in excess of other assets include interest rate swaps as follows:

                               Notional                            Unrealized
                Termination     Amount     Fixed        Floating   Appreciation
Counterparty       Date         (000)       Rate         Rate     (Depreciation)
------------       ----         -----       ----         -----    --------------

Deutsche Bank     06/15/09      $50,000     4.997%      3 month      $322,886
                                                        LIBOR

(c) All or a portion of the security held as collateral for the following Futures contracts open at May 31, 2007: Number Expir- Value Value Unrealized

 Number                    Expir-       Value        Value          Unrealized
   of                      ation       at Trade        at          Appreciation
Contracts          Type    Month        Date        05/31/07      (Depreciation)
---------          ----    -----        ----        --------      --------------
Long Positions:
  309   U.S. Treasury
          10 Year Note    9/2007    $32,897,591   $32,869,875       $(27,716)
Short Positions:
  119   U.S. Treasury
           2 Year Note    9/2007   ($24,286,682) ($24,251,828)        34,854
  277   U.S. Treasury
           5 Year Note    9/2007   ($28,985,330) ($28,929,188)        56,142
                                                                    --------
                                                                    $ 63,280
                                                                    ========

* Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the portfolio, as computed on a federal income tax basis are as follows:


Aggregate cost                                                  $171,014,305
                                                                ------------
Gross unrealized appreciation                                   $  2,226,064
Gross unrealized depreciation                                     (2,004,137)
                                                                ------------
Net unrealized appreciation                                     $    221,927
                                                                ============

     For information regarding the Porfolio's policy for valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

                        BEAR STEARNS ENHANCED INCOME FUND
                            Portfolio of Investments
                                  MAY 31, 2007
                                   (UNAUDITED)





                                MOODY'S / S&P     PAR (000'S)       VALUE
                                -------------     -----------    ------------

GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS--11.3%


FEDERAL HOME LOAN MORTGAGE CORPORATION--2.8%
  2.500% 06/15/22                 Aaa/AAA          $ 1,655       $  1,632,668
  3.000% 03/15/20                 Aaa/AAA            1,519          1,505,700
  5.620% 02/15/36 (a)             Aaa/AAA            9,228          9,244,896
  5.750% 07/15/11                 Aaa/AAA            1,866          1,865,010
                                                                 ------------
                                                                   14,248,274
                                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--8.2%
  5.000% 12/25/25                 Aaa/AAA              781            776,561
  4.653% 09/01/35                 Aaa/AAA            2,829          2,822,524
  5.620% 11/25/34 (a)             Aaa/AAA           10,542         10,556,243
  5.570% 07/25/35 (a)             Aaa/AAA            4,935          4,933,431
  5.570% 02/25/37 (a)             Aaa/AAA            9,651          9,649,694
  5.570% 02/25/37 (a)             Aaa/AAA           12,961         12,903,231
                                                                 ------------
                                                                   41,641,684
                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.3%
  3.000% 07/20/25                 Aaa/AAA            1,457          1,446,675
                                                                 ------------
TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
  (Cost $57,419,445)                                               57,336,633
                                                                 ------------
NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES--12.0%
 Banc of America Securities, Inc.
   Series 2005-E
   4.969% 06/25/35                Aaa/AAA              306            305,172
 Countrywide Alternative Loan Trust
   Series 2006-OA9 (a)
   5.520% 07/20/46                Aaa/AAA            9,334          9,359,532
 Countrywide Asset-Backed
   Certificates Series 2004-15
   4.025% 01/25/31                Aaa/AAA            1,011          1,001,043
 Countrywide Home Loan
   Mortgage Pass Through Trust
   Series 2003-HYB1 (a)
   3.685% 05/19/33                Aaa/AAA            2,231          2,225,241



                                MOODY'S / S&P     PAR (000'S)       VALUE
                                -------------     -----------    ------------

NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES--(CONTINUED)
Harborview Mortgage Loan
  Trust Series 2006-12 (a)
  5.510% 01/19/38                 Aaa/AAA          $ 9,057       $  9,064,582
Long Beach Mortgage Loan Trust
  Series 2006-2 (a)
  5.390% 03/25/36                 Aaa/AAA            5,248          5,248,702
Master Adjustable Rate
  Mortgages Trust
  Series 2006-OA1 (a)
  5.530% 04/25/46                 Aaa/AAA            8,658          8,672,047
Merrill Lynch Mortgage
  Investors, Inc.
  Series 2005-A8
  5.250% 08/25/36                 Aaa/AAA            2,102          2,086,979
Residential Asset
  Securitization Trust
  Series 2007-A5 (a) (b)
  5.720% 05/25/37                 Aaa/AAA            9,807          9,807,912
Structured Asset Mortgage
  Investments, Inc.
  Series 2006-AR7 (a)
  5.530% 08/25/36                 Aaa/AAA            8,203          8,220,608
Structured Asset Securities
  Corp. Series 2003-34A
  7.347% 11/25/33                 Aaa/AAA              765            774,326
Structured Asset Securities
  Corp. Series 2005-6
  5.000% 05/25/35                 Aaa/AAA            2,360          2,344,447
Washington Mutual, Inc.
  Series 2002-S8 (b)
  4.500% 01/25/18                 Aaa/AAA            1,881          1,872,186
                                                                 ------------
TOTAL NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
  (Cost $60,919,455)                                               60,982,777
                                                                 ------------

                        BEAR STEARNS ENHANCED INCOME FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)



                                MOODY'S / S&P     PAR (000'S)       VALUE
                                -------------     -----------    ------------

COMMERCIAL MORTGAGE-BACKED SECURITIES--6.1%
 Capco America Securitization
   Corp. Series 1998-D7
   6.260% 10/15/30                Aaa/AAA          $ 1,997       $  2,010,010
 CS First Boston Mortgage
   Securities Corp.
   Series 1998-C1
   6.480% 05/17/40                Aaa/AAA            2,629          2,645,201
 First Union-Lehman
   Brothers-Bank of America
   Series 1998-C2
   6.560% 11/18/35                Aaa/AAA            3,947          3,964,389
 GMAC Commerical Mortgage
   Securities, Inc.
   Series 1998-C2
   6.420% 05/15/35                Aaa/AAA            7,653          7,702,177
 GS Mortgage Securities
   Corp. II Series 1999-C1
   6.110% 11/18/30                Aaa/AAA            3,168          3,180,210
 JP Morgan Chase Commercial
   Mortgage Securities Corp.
   Series 2001-CIBC (b)
   6.244% 04/15/35                Aaa/AAA            1,339          1,350,820
 JP Morgan Chase Commercial
   Mortgage Securities Corp.
   Series 2005-CB13 (a) (b)
   5.445% 01/12/43                Aaa/AAA            4,900          4,903,770
 JP Morgan Commercial
   Mortgage Finance Corp.
   Series 1999-C7 (b)
   6.507% 10/15/35                Aaa/AAA            1,703          1,716,001



                                MOODY'S / S&P     PAR (000'S)       VALUE
                                -------------     -----------    ------------

COMMERCIAL MORTGAGE-BACKED SECURITIES--(CONTINUED)
 LB-UBS Commercial Mortgage
   Trust Series 2003-C3
   2.599% 05/15/27                Aaa/AAA          $   690       $    677,189
 LB-UBS Commerical Mortgage
   Trust Series 2002-C7 (b)
   3.899% 12/15/26                Aaa/AAA            3,000          2,975,599
                                                                 ------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
   (Cost $31,130,268)                                              31,125,366
                                                                 ------------
GOVERNMENT AGENCY OBLIGATIONS--18.6%

FEDERAL HOME LOAN BANKS--2.0%
  5.400% 03/27/09                 Aaa/AAA           10,000          9,991,450
                                                                 ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION--12.7%
  5.500% 03/05/09                 Aaa/AAA           15,000         14,999,250
  5.500% 06/12/09                 Aaa/AAA           20,000         20,003,720
  5.550% 03/04/10                 Aaa/AAA           15,000         14,993,205
  5.600% 03/05/10                 Aaa/AAA           15,000         14,992,635
                                                                 ------------
                                                                   64,988,810
                                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.9%
  5.450% 03/05/09                  Aa/AAA           20,000         19,986,680
                                                                 ------------
TOTAL GOVERNMENT AGENCY OBLIGATIONS
  (Cost $95,004,539)                                              94,966,940
                                                                 ------------
ASSET BACKED SECURITIES--19.5%
 Ameriquest Mortgage Securities,
   Inc. Series 2005-R3 (a)
   5.520% 05/25/07                Aaa/AAA            2,021          2,020,010
 Ameriquest Mortgage Securities,
   Inc. Series 2005-R8 (a)
   5.580% 05/25/07                Aaa/AAA            5,000          5,003,260
 Centex Home Equity
   Series 2003-C
   4.810% 09/25/33                Aaa/AAA            3,100          3,041,256

                        BEAR STEARNS ENHANCED INCOME FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)




                                MOODY'S / S&P     PAR (000'S)       VALUE
                                -------------     -----------    ------------

ASSET BACKED SECURITIES--(CONTINUED)
 Chase Funding Mortgage
   Loan Asset-Backed Certificates
   Series 2004-2 (a)
   5.570% 02/25/35                Aaa/AAA          $ 2,136       $  2,138,483
 Fieldstone Mortgage
   Investment Corp.
   Series 2006-1 (a)
   5.400% 05/25/36                Aaa/AAA            1,516          1,515,739
 First Franklin Mortgage
   Loan Asset Backed
   Certificates Series
   2004-FF11
   5.600% 01/25/35                Aaa/AAA              234            234,095
 First Franklin Mortgage
   Loan Asset Backed
   Certificates Series
   2006-FF15 (a)
   5.480% 11/25/36                Aaa/AAA           10,000          9,978,078
 Honda Auto Receivables
   Owner Trust Series 2004-2
   3.300% 06/16/08                Aaa/AAA              343            341,738
 JP Morgan Mortgage
   Acquisition Corp.
   Series 2006-ACC1 (a)
   5.470% 05/25/36                Aaa/AAA            8,000          7,997,770
 Long Beach Mortgage
   Loan Trust Series 2005-WL2 (a)
   5.500% 08/25/35                Aaa/AAA            6,111          6,112,346
 Morgan Stanley Home
   Equity Loans
   Series 2005-2
   5.640% 05/25/35                Aaa/AAA           10,000         10,022,341
 People's Choice Home
   Loan Securities Trust
   Series 2005-3 (a)
   5.590% 08/25/35                Aaa/AAA            5,156          5,159,013



                                MOODY'S / S&P     PAR (000'S)       VALUE
                                -------------     -----------    ------------

ASSET BACKED SECURITIES--(CONTINUED)
 Residential Asset
   Securities Corp.
   Series 2006-EMX8 (a)
   5.490% 10/25/36                Aaa/AAA          $10,000       $  9,986,584
 Soundview Home Equity
   Loan Trust Series
   2005-OPT4 (a)
   5.580% 12/25/35                Aaa/AAA            5,000          5,005,331
 Soundview Home Equity
   Loan Trust Series
   2006-EQ1 (a)
   5.480% 10/25/36                Aaa/AAA           12,000         11,991,171
 Washington Mutual
   Asset-Backed
   Certificates Series
   2006-HE2 (a)
   5.470% 05/25/36                Aaa/AAA           10,000          9,994,053
 Wells Fargo Home Equity
   Trust Series 2006-1 (a)
   5.470% 05/25/36                Aaa/AAA            9,000          8,994,271
                                                                 ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $99,597,228)                                               99,535,539
                                                                 ------------
CORPORATE BONDS--27.4%

BANKS--7.3%
 Bank of America Corp. (a)
   5.360% 06/19/09                 Aa1/AA           10,000         10,009,140
 BB&T Corp. (b)
   7.250% 06/15/07                  A+/A             2,000          2,000,970
 Islandsbanki HF 144A (a) (b)
   5.480% 02/22/08                  A1/A            10,000          9,993,360
 Union Bank of California (a)
   5.370% 03/23/09                 Aa3/A+            5,000          4,999,795
 Wachovia Corp. (a)
   5.405% 10/28/08                Aa3/AA-           10,000         10,009,150
                                                                 ------------
                                                                   37,012,415
                                                                 ------------

                        BEAR STEARNS ENHANCED INCOME FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)




                                MOODY'S / S&P     PAR (000'S)       VALUE
                                -------------     -----------    ------------

DIVERSIFIED FINANCIAL SERVICES--15.1%
 American Express Credit Corp. (a)
   5.380% 03/02/09                 Aa3/A+          $ 9,480       $  9,488,987
 CIT Group, Inc. (a)
   5.510% 08/15/08                  A2/A             5,000          4,999,045
 General Electric Capital Corp. (a)
   5.505% 02/02/09                Aaa/AAA           10,000         10,019,580
 Goldman Sachs Group, Inc. (a)
   5.435% 07/25/08                Aa3/AA-            7,500          7,501,927
 HSBC Finance Corp. (a)
   5.500% 12/05/08                Aa3/AA-            5,950          5,963,459
 John Deere Capital Corp. (a)
   5.406% 04/15/08                  A2/A             2,000          2,000,988
 Lehman Brothers Holdings, Inc. (a)
   5.440% 04/03/09                 A1/A+            10,000         10,004,720
 Merrill Lynch & Co., Inc. (a)
   5.450% 08/14/09                Aa3/AA-            3,000          3,001,524
 Morgan Stanley (a)
   5.467% 02/09/09                 Aa3/A+            9,200          9,210,948
 SLM Corp. 144A (a)
   5.445% 03/16/09                 A2e/A            10,000          9,840,940
 Washington Mutual Bank (a)
   5.446% 05/01/09                  A1/A             5,000          5,002,525
                                                                 ------------
                                                                   77,034,643
                                                                 ------------
INSURANCE--0.6%
 Nationwide Life Global
   Funding I 144A (a)
   5.430% 09/23/08                Aa3/AA-            3,000          3,003,615
                                                                 ------------

                                MOODY'S / S&P     PAR (000'S)       VALUE
                                -------------     -----------    ------------

MINING & METALS--1.0%
 BHP Billiton Finance Ltd. (a)
   5.380% 03/27/09                 A1/A+           $ 5,000       $  5,000,845
                                                                 ------------
TELECOMMUNICATIONS--3.4%
 AT&T, Inc. (a)
   5.450% 05/15/08                  A2/A            10,000         10,007,470
 Vodafone Group PLC(a)
   5.410% 06/29/07                 A3/A-             7,400          7,399,904
                                                                 ------------
                                                                   17,407,374
                                                                 ------------
TOTAL CORPORATE BONDS
  (Cost $139,621,830)                                             139,458,892
                                                                 ------------
MUNICIPAL BONDS--4.9%
 California Housing Finance
   Agency(a)
   5.350% 02/01/41                Aa3/AA-            2,905          2,905,000
 Colorado Housing & Finance
   Authority (a)
   5.350% 11/01/34                Aaa/AAA            1,270          1,270,000
 Colorado Housing & Finance
   Authority (a)
   5.350% 10/01/36                Aaa/AAA            8,775          8,775,000
 New York City Housing
   Development Corp. (a)
   5.370% 06/01/39                Aaa/AA-1           7,500          7,500,000
 New York City Transitional
   Finance Authority (a)
   5.350% 05/01/30                Aaa/AAA            3,355          3,355,000
 Utah Housing Finance
   Agency (a)
   5.350% 07/01/31                Aaa/AAA            1,000          1,000,000
                                                                 ------------
TOTAL MUNICIPAL BONDS
   (Cost $24,805,000)                                              24,805,000
                                                                 ------------

                        BEAR STEARNS ENHANCED INCOME FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2007
                                   (UNAUDITED)




                                MOODY'S / S&P     PAR (000'S)       VALUE
                                -------------     -----------    ------------

SHORT TERM OBLIGATIONS--5.0%


COMMERCIAL PAPER--4.9%
 Chesham Finance LLC
   5.330% 06/01/07                Aaa/AAA          $12,500       $ 12,500,000
 Ebury Finance LLC
   5.320% 06/01/07                Aaa/AAA           12,500         12,500,000
                                                                 ------------
                                                                   25,000,000
                                                                 ------------
U.S. TREASURY BILL(C)--0.1%
  4.670% 08/16/07                 Aaa/AAA              210            207,955
                                                                 ------------



                                                  SHARES
                                                -----------

INVESTMENT COMPANY--0.0%
 PNC Bank Money Market
   5.280% 06/01/07                                 197,000            197,344
                                                                 ------------
TOTAL SHORT TERM OBLIGATIONS
  (Cost $25,405,298)                                               25,405,299
                                                                 ------------
TOTAL INVESTMENTS--104.8%
  (COST $533,903,063)*                                            533,616,446
                                                                 ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(4.8)%                     (24,277,291)
                                                                 ------------
NET ASSETS--100.0%                                               $509,339,155
                                                                 ============



(a) Adjustable rate security. Percentage of adjustable rate securities to net assets are as follows:
     Non  U.S. Government Agency Mortgage-Backed Securities              20.6%
     Asset  Backed   Securities                                          15.9
     Corporate  Bonds                                                    28.4
     Municipal Bonds                                                      4.9
                                                                        -----
       Total                                                             69.8%
                                                                        =====
(b)  Fitch rating.
(c) All or a portion of the security held as collateral for the following Futures contracts open at May 31, 2007:


 Number                    Expir-       Value        Value          Unrealized
   of                      ation       at Trade        at          Appreciation
Contracts          Type    Month        Date        05/31/07      (Depreciation)
---------          ----    -----        ----        --------      --------------
Long Positions:
  160      90 Day Euro    3/2008    $38,048,640   $37,914,000       $(134,640)
   50      90 Day Euro    3/2008     11,880,200    11,848,125         (32,075)
                                                                    ---------
                                                                    $(166,715)
                                                                    =========

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the portfolio, as computed on a federal income tax basis are as follows:

     Aggregate cost                                              $533,903,063
                                                                 ------------
     Gross unrealized appreciation                               $    157,693
     Gross unrealized depreciation                                   (444,310)
                                                                 ------------
     Net unrealized depreciation                                 $   (286,617)
                                                                 ============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's prospectus and statement of additional information.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The RBB Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer)


Date     September 24, 2007
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer &
                           principal financial officer)


Date     September 24, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.